UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates, Inc.

477 Jericho Turnpike

Syosset, NY 11791

(Name and address of agent for Service)

Registrant’s telephone number, including area code: 516-390-5555

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Spirit of America Real Estate Income and Growth Fund

SCHEDULE OF INVESTMENTS | September 30, 2016 (Unaudited)

	Shares	Market Value
Common Stocks 96.36%
Diversified REITs 2.93%
American Assets Trust, Inc.	10,000	$433,800
Gramercy Property Trust	55,000	530,200
Spirit Realty Capital, Inc.	20,600	274,598
STORE Capital Corp.	3,780	111,397
WP Carey, Inc.	30,000	1,935,900

		3,285,895
Energy 5.31%
Cheniere Energy Partners LP	8,100	237,006
Enterprise Products Partners LP	51,802	1,431,289
Magellan Midstream Partners LP	15,000	1,061,100
MPLX LP	22,486	761,376
Spectra Energy Partners LP	7,555	330,078
Sunoco Logistics Partners LP	7,500	213,075
Sunoco LP	5,650	163,907
USA Compression Partners LP	50,000	939,000
Western Gas Partners LP	14,980	824,649

		5,961,480
Financials 0.58%
NorthStar Asset Management Group, Inc.	50,000	646,500

Health Care REITs 3.61%
Global Medical REIT, Inc.	10,000	97,600
Healthcare Trust of America, Inc.	6,000	195,720
Ventas, Inc.	34,900	2,464,987
Welltower, Inc.	17,300	1,293,521

		4,051,828
Hotel & Resort REITs 9.63%
Apple Hospitality REIT, Inc.	81,460	1,507,825
Ashford Hospitality Prime, Inc.	33,100	466,710
Ashford Hospitality Trust, Inc.	115,125	678,086
Chesapeake Lodging Trust	33,200	760,280
DiamondRock Hospitality Co.	207,147	1,885,038
FelCor Lodging Trust, Inc.	206,726	1,329,248
HCP, Inc.	25,618	972,203
Hersha Hospitality Trust	74,750	1,346,995
Pebblebrook Hotel Trust	59,531	1,583,525
Sotherly Hotels, Inc.	52,000	273,520

		10,803,430
Industrial REITs 5.63%
DCT Industrial Trust, Inc.	14,214	690,090
Prologis, Inc.	94,725	5,071,576
STAG Industrial, Inc.	16,500	404,415
Terreno Realty Corp.	5,675	156,119

		6,322,200

See accompanying notes which are an integral part of these schedule of investments.

Mortgage REITs 3.80%
Blackstone Mortgage Trust, Inc.	45,000	1,325,250
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	83,567	1,952,961
Starwood Property Trust, Inc.	43,550	980,746

		4,258,957
Office REITs 11.94%
Boston Properties, Inc.	24,000	3,270,960
City Office REIT, Inc.	129,258	1,645,454
Hudson Pacific Properties, Inc.	88,300	2,902,421
Kilroy Realty Corp.	32,365	2,244,513
SL Green Realty Corp.	21,550	2,329,555
Vornado Realty Trust	10,000	1,012,100

		13,405,003
Residential REITs 21.77%
American Campus Communities, Inc.	14,500	737,615
Apartment Investment & Management Co.	62,280	2,859,275
AvalonBay Communities, Inc.	18,290	3,252,694
Camden Property Trust	25,000	2,093,500
Education Realty Trust, Inc.	28,625	1,234,882
Equity LifeStyle Properties, Inc.	13,550	1,045,789
Equity Residential	36,815	2,368,309
Essex Property Trust, Inc. (a)	15,996	3,562,309
Mid-America Apartment Communities, Inc.	38,422	3,611,284
Sun Communities, Inc.	18,200	1,428,336
UDR, Inc.	62,306	2,242,393

		24,436,386
Retail REITs 15.66%
Federal Realty Investment Trust	38,650	5,949,394
General Growth Properties, Inc.	34,900	963,240
Kimco Realty Corp.	56,319	1,630,435
Realty Income Corp.	4,630	309,886
Regency Centers Corp.	20,000	1,549,800
Simon Property Group, Inc.	34,650	7,172,896

		17,575,651
Specialized REITs 15.50%
CoreSite Realty Corp.	40,000	2,961,600
Corrections Corp. of America	5,150	71,431
CubeSmart	20,000	545,200
CyrusOne, Inc.	25,000	1,189,250
Digital Realty Trust, Inc.	49,720	4,828,806
DuPont Fabros Technology, Inc.	10,000	412,500
Extra Space Storage, Inc.	25,000	1,985,250
GEO Group, Inc./The	4,100	97,498
Life Storage, Inc.	31,700	2,819,398
QTS Realty Trust, Inc., Class A	47,000	2,483,950

		17,394,883
Total Common Stocks (Cost $76,218,283)		108,142,213

See accompanying notes which are an integral part of these schedule of investments.

Preferred Stocks 2.46%
Financials 0.14%
Arch Capital Group Ltd., Series E, 5.25%	2,000	49,960
Wells Fargo & Co., Series W, 5.70%	4,000	103,680

		153,640
Hotel & Resort REITs 0.18%
Ashford Hospitality Trust, Inc., Series F, 7.38%	3,000	77,820
Hersha Hospitality Trust, Series D, 6.50%	2,000	50,780
Sotherly Hotels, Inc., Series B, 8.00%	3,000	78,750

		207,350
Retail REITs 0.65%
Monmouth Real Estate Investment Corp., Series C, 6.13%	2,000	51,700
National Retail Properties, Inc., Series E, 5.70%	26,364	675,973

		727,673
Specialized REITs 1.45%
Digital Realty Trust, Inc., Series H, 7.38%	6,000	164,940
Digital Realty Trust, Inc., Series I, 6.35%	10,000	266,800
Public Storage, Series Z, 6.00%	6,000	164,760
Public Storage, Series W, 5.20%	6,000	153,840
Public Storage, Series B, 5.40%	29,200	771,172
Public Storage, Series D, 4.95%	2,000	51,620
Public Storage, Series C, 5.13%	2,000	52,240

		1,625,372
Utilities 0.04%
Entergy Louisiana LLC, 4.88%	2,000	49,880

Total Preferred Stocks (Cost $2,668,305)		2,763,915
Municipal Bonds 0.51%
Franklin County Convention Facilities Authority, 6.54%, 12/1/36	140,000	177,143
Miami-Dade County Educational Facilities Authority, 5.07%, 4/1/50	100,000	117,231
Port Authority of New York & New Jersey, 4.82%, 6/1/45	250,000	276,777
Total Municipal Bonds (Cost $540,321)		571,151
Money Market 0.34%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 0.29% (b)	383,646	383,646
Total Money Market (Cost $383,646)		383,646
Total Investments – 99.67% (Cost $79,810,555)		111,860,925
Other Assets in Excess of Liabilities – 0.33%		367,880

NET ASSETS – 100.00%		$112,228,805

(a)	All or a portion of the security is held as collateral for written call options.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2016.

See accompanying notes which are an integral part of these schedule of investments.

Spirit of America Real Estate Income and Growth Fund

SCHEDULE OF WRITTEN OPTIONS | September 30, 2016 (Unaudited)

	Contracts	Market Value
Written Call Options (0.00)%
Essex Property Trust, Inc./October 2016/Strike Price $230 (a)*	(10)	$(1,325)

Total Written Call Options (Premiums Received $2,770)		$(1,325)

(a)	The option contract has a multiplier of 100 shares.
*	Non-income producing security.

See accompanying notes which are an integral part of these schedule of investments.

Spirit of America Large Cap Value Fund

SCHEDULE OF INVESTMENTS | September 30, 2016 (Unaudited)

	Shares	Market Value
Common Stocks 92.19%
Consumer Discretionary 10.42%
CBS Corp., Class B	8,100	$443,394
Comcast Corp., Class A	14,000	928,760
Home Depot, Inc. (The)	15,450	1,988,106
Johnson Controls International PLC	7,353	342,135
McDonald’s Corp.	7,680	885,965
Ross Stores, Inc.	9,500	610,850
Target Corp.	5,000	343,400
TJX Companies, Inc. (The)	3,200	239,296
Walt Disney Co. (The)	20,000	1,857,200

		7,639,106
Consumer Staples 9.06%
Altria Group, Inc.	25,700	1,625,011
Coca-Cola Co.(The)	15,700	664,424
ConAgra Foods, Inc.	6,900	325,059
Kimberly-Clark Corp.	8,000	1,009,120
Kraft Heinz Co. (The)	2,999	268,440
PepsiCo, Inc.	9,150	995,245
Philip Morris International, Inc.	9,400	913,868
Procter & Gamble Co. (The)	3,700	332,075
Walgreens Boots Alliance, Inc.	3,000	241,860
Wal-Mart Stores, Inc.	3,624	261,363

		6,636,465
Energy 7.43%
Apache Corp.	2,000	127,740
Chevron Corp.	7,600	782,192
ConocoPhillips	5,550	241,259
Devon Energy Corp.	3,000	132,330
EOG Resources, Inc.	8,700	841,377
Exxon Mobil Corp.	19,500	1,701,960
Halliburton Co.	7,100	318,648
Schlumberger Ltd.	6,375	501,330
Tesoro Corp.	2,000	159,120
Valero Energy Corp.	12,100	641,300

		5,447,256
Financials 9.35%
American Express Co.	10,000	640,400
Bank of America Corp.	42,300	661,995
Blackstone Group LP (The)	14,200	362,526
Citigroup, Inc.	12,300	580,929
CME Group, Inc.	3,000	313,560
Goldman Sachs Group, Inc.(The)	3,265	526,547
Hartford Financial Services Group, Inc.(The)	14,000	599,480
JPMorgan Chase & Co.	14,977	997,318

See accompanying notes which are an integral part of these schedule of investments.

MetLife, Inc.	8,375	372,101
Prudential Financial, Inc.	4,500	367,425
Travelers Cos., Inc.(The)	3,500	400,925
U.S. Bancorp	9,700	416,033
Wells Fargo & Co.	13,856	613,544

		6,852,783
Health Care 15.00%
AbbVie, Inc.	7,700	485,639
Aetna, Inc.	3,800	438,710
Allergan PLC *	3,300	760,023
Amgen, Inc.	3,250	542,133
Bristol-Myers Squibb Co.	14,000	754,880
Edwards LifeSciences Corp. *	1,000	120,560
Gilead Sciences, Inc.	8,000	632,960
Humana, Inc.	3,000	530,670
Johnson & Johnson	8,810	1,040,725
McKesson Corp.	5,000	833,750
Medtronic PLC	10,229	883,786
Merck & Co., Inc.	13,100	817,571
Mylan NV *	2,800	106,736
Perrigo Co. PLC	1,300	120,029
Pfizer, Inc.	16,900	572,403
Quest Diagnostics, Inc.	4,500	380,835
Thermo Fisher Scientific, Inc.	2,700	429,462
UnitedHealth Group, Inc. (a)	11,000	1,540,000

		10,990,872
Industrials 6.44%
3M Co.	5,650	995,699
Boeing Co.(The)	5,200	685,048
Caterpillar, Inc.	5,450	483,797
CSX Corp.	13,500	411,750
General Electric Co.	36,081	1,068,719
Honeywell International, Inc.	6,200	722,858
Masco Corp.	5,000	171,550
United Technologies Corp.	1,800	182,880

		4,722,301
Information Technology 21.69%
Accenture PLC, Class A	3,000	366,510
Adobe Systems, Inc. *	4,200	455,868
Apple, Inc.	23,200	2,622,760
Applied Materials, Inc.	19,800	596,970
Cisco Systems, Inc.	26,500	840,580
Cognizant Technology Solutions Corp., Class A *	10,100	481,871
Corning, Inc.	13,200	312,180
Dell Technologies, Inc. *	2,006	95,900
Hewlett Packard Enterprise Co.	11,000	250,250
HP, Inc.	18,500	287,305
Intel Corp.	26,400	996,600

See accompanying notes which are an integral part of these schedule of investments.

International Business Machines Corp.	2,858	453,993
MasterCard, Inc., Class A	6,900	702,213
Microsoft Corp.	34,450	1,984,320
NetApp, Inc.	3,000	107,460
Oracle Corp.	24,800	974,144
Paychex, Inc.	7,200	416,664
QUALCOMM, Inc.	8,800	602,800
Seagate Technology PLC	2,700	104,085
Symantec Corp.	21,100	529,610
Texas Instruments, Inc.	16,525	1,159,724
Visa, Inc. (a)	18,800	1,554,760

		15,896,567
Materials 1.62%
Dow Chemical Co.(The)	8,650	448,330
E.I. du Pont de Nemours & Co.	11,000	736,670

		1,185,000
Real Estate Investment Trusts 6.54%
American Campus Communities, Inc.	15,450	785,941
Apartment Investment & Management Co., Class A	2,500	114,775
Apple Hospitality REIT, Inc.	16,550	306,341
Corrections Corp. of America	5,150	71,431
DiamondRock Hospitality Co.	10,000	91,000
Digital Realty Trust, Inc.	2,200	213,664
Education Realty Trust, Inc.	20,650	890,841
Essex Property Trust, Inc.	500	111,350
GEO Group, Inc./The	4,100	97,498
Gramercy Property Trust	27,500	265,100
Healthcare Realty Trust, Inc.	5,000	170,300
Healthcare Trust of America, Inc.	4,500	146,790
Invesco Mortgage Capital, Inc.	7,000	106,610
Pebblebrook Hotel Trust	3,900	103,740
Prologis, Inc.	6,000	321,240
Simon Property Group, Inc.	2,400	496,824
Spirit Realty Capital, Inc.	37,600	501,208

		4,794,653
Telecommunication Services 2.87%
AT&T, Inc.	28,250	1,147,232
Verizon Communications, Inc.	18,440	958,511

		2,105,743
Utilities 1.77%
American Electric Power Co., Inc.	1,750	112,368
NextEra Energy, Inc.	4,900	599,368
WEC Energy Group, Inc.	9,800	586,824

		1,298,560
Total Common Stocks (Cost $43,189,118)		67,569,306

See accompanying notes which are an integral part of these schedule of investments.

Preferred Stocks 5.60%
Consumer Staples 0.16%
CHS, Inc., Series 3, 6.75%	2,000	57,260
CHS, Inc., Series 4, 7.50%	2,000	59,060

		116,320
Energy 0.36%
Callon Petroleum Co., Series A, 10.00%	5,000	262,850

Financials 2.80%
Aegon NV, 8.00%	3,000	80,100
AGNC Investment Corp., 7.75%	6,000	153,900
American Financial Group, Inc., 6.00%	5,300	144,054
AmTrust Financial Services, Inc., 7.50%	2,500	67,975
Ares Management LP, Series A, 7.00%	2,500	65,000
Bank of America Corp., Series EE, 6.00%	2,500	65,650
Bank of America Corp., Series W, 6.63%	2,000	54,140
BGC Partners, Inc., 8.13%	5,000	129,800
Capital One Financial Corp., Series D, 6.70%	2,000	56,260
Charles Schwab Corp. (The), Series C, 6.00%	2,000	55,060
Citigroup, Inc., Series L, 6.88%	3,000	83,340
Hancock Holding Co., 5.95%	2,500	65,675
Hercules Capital, Inc., 6.25%	2,000	51,840
JPMorgan Chase & Co., Series BB, 6.15%	4,000	108,640
JPMorgan Chase & Co., Series T, 6.70%	2,000	56,580
JPMorgan Chase & Co., Series Y, 6.13%	4,000	108,360
KKR & Co. LP, Series B, 6.50%	2,000	53,340
KKR Financial Holdings LLC, Series A, 7.38%	3,000	80,160
Ladenburg Thalmann Financial Services, Inc., Series A, 8.00%	7,000	175,070
Oxford Lane Capital Corp., 8.13%	2,000	51,500
Prospect Capital Corp., 6.25%	4,000	102,520
Torchmark Corp., 6.13%	5,000	136,100
Wells Fargo & Co., Series W, 5.70%	4,000	103,680

		2,048,744
Health Care 0.10%
AdCare Health Systems, Inc., Series A, 10.88%	3,500	76,230

Information Technology 0.15%
eBay, Inc., 6.00%	4,000	108,560

Real Estate Investment Trusts 0.90%
Ashford Hospitality Trust, Inc., Series F, 7.38%	3,000	77,820
Digital Realty Trust, Inc., Series H, 7.38%	5,000	137,450
Digital Realty Trust, Inc., Series I, 6.35%	2,500	66,700
Hersha Hospitality Trust, Series D, 6.50%	3,000	76,170
LaSalle Hotel Properties, Series J, 6.30%	2,500	63,525
Monmouth Real Estate Investment Corp., Series C, 6.13%	2,000	51,700

See accompanying notes which are an integral part of these schedule of investments.

Public Storage, Series B, 5.40%	4,000	105,640
Sotherly Hotels, Inc., Series B, 8.00%	3,000	78,750

		657,755
Telecommunication Services 0.74%
Qwest Corp., 6.63%	2,500	65,425
Qwest Corp., 6.88%	2,000	54,100
Qwest Corp., 7.00%	2,500	69,100
Qwest Corp., 7.00%	5,000	131,300
Telephone & Data Systems, Inc., 7.00%	4,000	103,480
United States Cellular Corp., 7.25%	2,500	67,600
United States Cellular Corp., 7.25%	2,000	53,320

		544,325
Utilities 0.39%
DTE Energy Co., Series B, 5.38%	2,000	51,560
Entergy Mississippi, Inc., 4.90%	5,000	125,000
Entergy New Orleans, Inc., 5.50%	2,000	54,720
Southern Co./The, 6.25%	2,000	55,660

		286,940
Total Preferred Stocks (Cost $3,853,877)		4,101,724
Money Market 1.78%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 0.29%	1,306,858	1,306,858
Total Money Market (Cost $1,306,858)		1,306,858
Total Investments – 99.57% (Cost $48,349,853)		72,977,888
Other Assets in Excess of Liabilities – 0.43%		313,290

NET ASSETS – 100.00%		$73,291,178

(a)	All or a portion of the security is held as collateral for written call options.
*	Non-income producing security.

See accompanying notes which are an integral part of these schedule of investments.

Spirit of America Large Cap Value Fund

SCHEDULE OF WRITTEN OPTIONS | September 30, 2016 (Unaudited)

	Contracts	Market Value
Written Call Options (0.00)%
UnitedHealth Group, Inc./October 2016/Strike Price $144 (a)*	(15)	$(1,305)
Visa, Inc./October 2016/Strike Price $84 (a)*	(50)	(3,200)

Total Written Call Options (Premiums Received $6,622)		$(4,505)

(a)	The option contract has a multiplier of 100 shares.
*	Non-income producing security.

See accompanying notes which are an integral part of these schedule of investments.

Spirit of America Municipal Tax Free Bond Fund

SCHEDULE OF INVESTMENTS | September 30, 2016 (Unaudited)

	Principal Amount	Market Value
Municipal Bonds 99.06%
Alabama 0.09%
Cullman County Health Care Authority, Refunding Revenue Bonds, Series A, Callable 02/01/19 @ 100, (OID), 6.75%, 02/01/29	$100,000	$108,346

Alaska 0.62%
Alaska Housing Finance Corp., State Single-Family Housing, Revenue Bonds, Series A, Callable 06/01/21 @ 100, (OID), 4.25%, 12/01/40	100,000	105,814
Alaska Housing Finance Corp., State Single-Family Housing, Revenue Bonds, Series A, Callable 06/01/21 @ 100, (OID), 4.13%, 12/01/37	100,000	105,564
Northern Tobacco Securitization Corp., Refunding Revenue Bonds, Series A, Callable 10/28/16 @ 100, (OID), 5.00%, 06/01/32	500,000	500,025

		711,403
Arizona 0.75%
Arizona Health Facilities Authority, Refunding Revenue Bonds, Callable 07/01/19 @ 100, (OID), 5.00%, 07/01/28	100,000	109,837
City of Phoenix, AZ, General Obligation Unlimited, Callable 07/01/26 @ 100, 5.00%, 07/01/27	500,000	645,945
State of Arizona Lottery Revenue, Public Improvements Revenue Bonds, Series A, Callable 01/01/20 @ 100, (AGM), 5.00%, 07/01/28	100,000	111,056

		866,838
California 2.54%
California Educational Facilities Authority, University & College Improvements, Revenue Bonds, Callable 10/01/21 @ 100, (OID), 6.13%, 10/01/30	250,000	305,512
City of Los Angeles, CA Wastewater System Revenue, Refunding Revenue Bonds, Subseries B, Callable 06/01/22 @ 100, (OID), 3.38%, 06/01/29	100,000	105,941
County of San Bernardino, CA, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/19 @ 100, (OID), 5.25%, 08/01/26	50,000	55,514
County of San Bernardino, CA, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/19 @ 100, 5.50%, 08/01/22	250,000	280,480
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, Series L, Callable 05/15/26 @ 100, 4.00%, 05/15/37	145,000	160,989
San Francisco, CA Bay Area Rapid Transit , Public & Highway Improvements, General Obligation Unlimited, 5.00%, 08/01/33	250,000	304,182
State of California, Public Improvements, General Obligation Unlimited, Callable 04/01/19 @ 100, (OID), 6.00%, 04/01/38	100,000	112,551
State of California, General Obligation Unlimited, Callable 09/01/26 @ 100, 4.00%, 09/01/36	250,000	279,922
State of California, Port, Airport & Marina Improvements, General Obligation Unlimited, Callable 11/01/20 @ 100, (OID), 5.25%, 11/01/30	250,000	291,422
State of California, Refunding Bonds, General Obligation Unlimited, Callable 08/01/18 @ 100, (OID), 5.00%, 08/01/34	500,000	534,795
State of California, General Obligation Unlimited, Callable 08/01/25 @ 100, 5.00%, 08/01/29	250,000	314,055

See accompanying notes which are an integral part of these schedule of investments.

Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, Series A, Callable 08/01/19 @ 100, (OID), 5.25%, 08/01/28	140,000	156,556
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, Series A, Callable 08/01/19 @ 100, (OID), 5.00%, 08/01/20	20,000	22,262

		2,924,181

Colorado 0.53%
Colorado Health Facilities Authority, Refunding Revenue Bonds, Series B, Callable 01/01/20 @ 100, 5.25%, 01/01/30	100,000	112,724
Montrose Memorial Hospital, Inc., Hospital Improvements, Revenue Bonds, Callable 11/14/16 @ 100, (OID), 6.00%, 12/01/33	500,000	501,250

		613,974
Connecticut 9.80%
City of New Haven, CT, General Obligation Unlimited, Series A, Callable 08/15/26 @ 100, (AGM), 5.00%, 08/15/36	230,000	273,548
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries G-1, Callable 11/15/21 @ 100, (OID), 3.75%, 11/15/55	250,000	260,748
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series G-REMK 11/15/12, Callable 05/15/22 @ 100, 3.05%, 05/15/31	250,000	259,545
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries E-1, Callable 05/15/20 @ 100, (GO OF AUTH), 4.88%, 11/15/46	100,000	108,384
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries B-1, Callable 05/15/21 @ 100, (GO OF AUTH), 3.35%, 05/15/28	250,000	264,395
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, Subseries F-1, Callable 05/15/21 @ 100, (GO OF AUTH), 4.63%, 11/15/41	215,000	233,651
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.25%, 11/15/27	150,000	158,558
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.88%, 11/15/38	750,000	799,185
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, Series B-1, Callable 11/15/25 @ 100, 3.25%, 11/15/36	250,000	255,948
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series F-1, Callable 11/15/21 @ 100, (OID), 3.30%, 11/15/37	250,000	263,843
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.75%, 11/15/35	500,000	531,425
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.50%, 05/15/31	250,000	264,568
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series J, Callable 07/01/22 @ 100, (OID), 4.25%, 07/01/31	500,000	535,705
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series E, Callable 07/01/24 @ 100, 5.00%, 07/01/34	100,000	115,660
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series J, Callable 07/01/22 @ 100, (OID), 4.50%, 07/01/38	500,000	538,155
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 07/01/18 @ 100, (BHAC-CR) (NATL-RE) (OID), 5.00%, 07/01/37	150,000	160,505
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series J, Callable 07/01/22 @ 100, 5.00%, 07/01/42	500,000	551,505
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Series P, Callable 07/01/20 @ 100, 5.00%, 07/01/28	100,000	112,251
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Series M, Callable 07/01/26 @ 100, 5.00%, 07/01/34	250,000	299,890

See accompanying notes which are an integral part of these schedule of investments.

Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Series O, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/40	125,000	138,584
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Series O, Callable 07/01/20 @ 100, (OID), 4.75%, 07/01/30	100,000	110,733
Connecticut State Health & Educational Facility Authority, Healthcare, Hospital, & Nursing Home Improvements, Refunding Revenue Bonds, Series A, Callable 07/01/21 @ 100, 5.00%, 07/01/32	440,000	490,103
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 07/01/18 @ 100, (BHAC-CR) (NATL-RE) (OID), 5.00%, 07/01/37	5,000	5,306
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series B, Callable 07/01/21 @ 100, (AGM) (OID), 4.00%, 07/01/37	250,000	261,973
Connecticut State Health & Educational Facility Authority, Private Primary Schools, Revenue Bonds, Series C, Callable 07/01/22 @ 100, 4.00%, 07/01/33	100,000	107,416
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 07/01/18 @ 100, (BHAC-CR) (NATL-RE) (OID), 5.00%, 07/01/37	95,000	101,653
State of Connecticut, General Obligation Unlimited, Series A, Callable 03/15/26 @ 100, 4.00%, 03/15/36	500,000	544,715
State of Connecticut, General Obligation Unlimited, Series F, Callable 11/15/25 @ 100, 5.00%, 11/15/26	250,000	311,710
State of Connecticut, Public Improvements, General Obligation Unlimited, Series A, Callable 03/01/24 @ 100, (OID), 4.00%, 03/01/33	400,000	434,124
State of Connecticut, General Obligation Unlimited, Series B, Callable 06/15/25 @ 100, 5.00%, 06/15/28	250,000	305,555
State of Connecticut, General Obligation Unlimited, Series A, Callable 03/15/26 @ 100, 5.00%, 03/15/31	500,000	605,505
State of Connecticut, General Obligation Unlimited, Series B, 5.00%, 06/15/24	250,000	308,045
State of Connecticut, Public Improvements, General Obligation Unlimited, Series B, Callable 04/15/22 @ 100, 4.00%, 04/15/32	250,000	270,188
State of Connecticut Special Tax Revenue, Public Improvements, Revenue Bonds, Callable 01/01/23 @ 100, 5.00%, 01/01/28	445,000	532,442
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Callable 11/01/20 @ 100, 5.00%, 11/01/22	100,000	114,971
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Series A, Callable 10/01/23 @ 100, 5.00%, 10/01/30	250,000	301,405
University of Connecticut, University & College Improvements, Revenue Bonds, Series A, Callable 02/15/24 @ 100, 5.00%, 02/15/34	250,000	294,535
University of Connecticut, University & College Improvements, Revenue Bonds, Series A, Callable 02/15/20 @ 100, (GO OF UNIVERSITY), 5.00%, 02/15/28	50,000	56,117

		11,282,549
District of Columbia 1.46%
District of Columbia, Hospital Improvements, Revenue Bonds, Subseries 2, Callable 07/15/18 @ 101, (AGM), 5.45%, 07/15/35	500,000	539,655
District of Columbia Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 06/15/23 @ 100, (Fannie Mae), 4.45%, 06/15/31	320,000	346,730
District of Columbia Housing Finance Agency, State Single-Family Housing, Revenue Bonds, Callable 12/01/21 @ 100, (Fannie Mae), 4.90%, 06/01/40	280,000	306,135
District of Columbia Water & Sewer Authority, Revenue Bonds, Series A, Callable 04/01/26 @ 100, 5.00%, 10/01/34	150,000	184,349
District of Columbia Water & Sewer Authority, Revenue Bonds, Series A, Callable 04/01/26 @ 100, 5.00%, 10/01/36	250,000	305,102

		1,681,971

See accompanying notes which are an integral part of these schedule of investments.

Florida 7.94%
Citizens Property Insurance Corp., Miscellaneous Purposes, Revenue Bonds, Series A-1, 4.75%, 06/01/20	150,000	169,389
City of Miami, FL, Parking Facility Improvements, Revenue Bonds, Series A, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/39	125,000	140,860
City of Miami, FL, Parking Facility Improvements, Revenue Bonds, Series A, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/35	105,000	118,812
City of Miami, FL Parking System Revenue, Refunding Revenue Bonds, Callable 10/01/19 @ 100, (OID), 5.35%, 10/01/39	500,000	554,200
City of Orlando, FL, Public Improvements, Revenue Bonds, Series B, Callable 10/01/24 @ 100, 5.00%, 10/01/46	1,000,000	1,171,340
County of Miami-Dade, FL, Public Improvements, General Obligation Unlimited, Series B-1, Callable 07/01/18 @ 100, (OID), 5.63%, 07/01/38	250,000	270,423
County of Miami-Dade, FL, Hospital Improvements, Revenue Bonds, Callable 06/01/19 @ 100, (OID), 5.75%, 06/01/39	110,000	123,225
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue Bonds, Series C, Callable 10/01/19 @ 100, (OID), 5.38%, 10/01/28	250,000	280,005
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/20 @ 100, (OID), 5.50%, 08/15/24	250,000	285,352
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/20 @ 100, (OID), 5.75%, 08/15/29	160,000	183,467
Florida Gulf Coast University Financing Corp., University & College Improvements, Revenue Bonds, Series A, Callable 02/01/21 @ 100, 5.00%, 02/01/28	100,000	113,693
Florida Higher Educational Facilities Financial Authority, University & College Improvements, Refunding Revenue Bonds, Callable 04/01/21 @ 100, (OID), 6.00%, 04/01/26	130,000	152,768
Florida Housing Finance Corp., State Single-Family Housing, Revenue Bonds, Series 2, Callable 07/01/19 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 5.00%, 07/01/39	75,000	77,960
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, Series D, Callable 10/01/21 @ 100, (AGM) (OID), 5.50%, 10/01/41	100,000	116,954
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, Series D, Callable 10/01/21 @ 100, (AGM) (OID), 5.25%, 10/01/33	100,000	116,703
FSU Financial Assistance, Inc., State Single-Family Housing, Refunding Revenue Bonds, Series A, Callable 10/01/22 @ 100, 5.00%, 10/01/30	500,000	589,520
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements, Revenue Bonds, Series A, Callable 10/01/20 @ 100, 5.00%, 10/01/25	200,000	229,852
Hillsborough County Industrial Development Authority, School Improvements, Revenue Bonds, Callable 05/15/17 @ 100, 5.13%, 05/15/37	250,000	251,010
JEA Electric System Revenue, Revenue Bonds, Series 3-B, Callable 10/01/17 @ 100, (OID), 3.75%, 10/01/39	500,000	503,090
JEA Water & Sewer System Revenue, Revenue Bonds, Series B, Callable 10/01/17 @ 100, (OID), 4.00%, 10/01/41	515,000	526,819
JEA Water & Sewer System Revenue, Revenue Bonds, Subseries B, Callable 10/01/17 @ 100, (OID), 3.88%, 10/01/37	250,000	255,210
Miami-Dade County Aviation Revenue, Revenue Bonds, Callable 10/01/20 @ 100, (OID), 5.25%, 10/01/30	35,000	40,698
Miami-Dade County Aviation Revenue, Revenue Bonds, Callable 10/01/20 @ 100, (OID), 5.25%, 10/01/30	115,000	132,311

See accompanying notes which are an integral part of these schedule of investments.

Miami-Dade County Educational Facilities Authority, University & College Improvements, Revenue Bonds, Series B, (AMBAC), 5.25%, 04/01/31	260,000	344,591
North Sumter County Utility Dependent District, Water & Utility Improvements, Revenue Bonds, Callable 10/01/20 @ 100, (AGM) (OID), 5.38%, 10/01/40	400,000	455,464
Orange County Health Facilities Authority, Hospital Improvements, Revenue Bonds, 5.25%, 10/01/19	160,000	179,069
Palm Beach County School District, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/21 @ 100, 5.00%, 08/01/24	45,000	52,551
School Board of Miami-Dade County/The, Certificate of Participation, Series D, Callable 02/01/26 @ 100, 4.00%, 02/01/33	1,460,000	1,600,321
Tampa-Hillsborough County Expressway Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.00%, 07/01/37	100,000	115,248

		9,150,905
Georgia 1.57%
Albany-Dougherty Inner City Authority, University & College Improvements, Revenue Bonds, Callable 07/01/20 @ 100, 5.00%, 07/01/35	250,000	278,795
Albany-Dougherty Payroll Development Authority, University & College Improvements, Revenue Bonds, Callable 06/15/20 @ 100, (AGM) (OID), 5.50%, 06/15/36	325,000	372,427
City of Atlanta, GA Water & Wastewater Revenue, Refunding Revenue Bonds, Callable 05/01/25 @ 100, 5.00%, 11/01/34	200,000	242,312
City of Atlanta, GA Water & Wastewater Revenue, Refunding Revenue Bonds, Series B, Callable 11/01/19 @ 100, (AGM) (OID), 5.38%, 11/01/39	250,000	279,457
Fulton County Development Authority, Refunding Revenue Bonds, Callable 10/01/22 @ 100, (OID), 4.25%, 10/01/37	100,000	107,944
Fulton County Development Authority, Refunding Revenue Bonds, 5.00%, 10/01/22	150,000	179,204
Fulton County Development Authority, University & College Improvements, Revenue Bonds, Callable 04/01/21 @ 100, (OID), 5.75%, 10/01/31	50,000	58,882
Fulton County Development Authority, University & College Improvements, Revenue Bonds, Callable 04/01/21 @ 100, (OID), 5.75%, 10/01/41	250,000	292,872

		1,811,893
Hawaii 0.04%
Hawai’i Pacific Health, Hospital Improvements, Revenue Bonds, Series B, Callable 07/01/20 @ 100, (OID), 5.75%, 07/01/40	40,000	45,890

Illinois 1.30%
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100, (OID), 6.00%, 08/15/38	175,000	193,608
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/21 @ 100, (OID), 5.88%, 08/15/34	100,000	118,474
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/18 @ 100, (OID), 5.25%, 08/15/47	250,000	262,558
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100, (OID), 5.50%, 08/15/24	215,000	239,411
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, Callable 06/01/21 @ 100, (OID), 6.00%, 06/01/28	250,000	297,422
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, (OID), 5.13%, 06/01/19	250,000	276,400
University of Illinois, University & College Improvements, Revenue Bonds, Series A, Callable 04/01/21 @ 100, 5.50%, 04/01/31	100,000	113,848

		1,501,721

See accompanying notes which are an integral part of these schedule of investments.

Indiana 2.60%
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100, (OID), 5.25%, 12/01/38	265,000	292,059
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 05/01/19 @ 100, (OID), 5.75%, 05/01/31	115,000	127,872
Indiana Finance Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/19 @ 100, (OID), 5.25%, 11/01/39	250,000	276,770
Town of Munster, IN, Public Improvements, Tax Allocation Bonds, Callable 07/15/21 @ 100, (OID), 5.13%, 01/15/31	2,000,000	2,302,100

		2,998,801
Iowa 0.57%
Iowa Finance Authority, Revenue Bonds, Series A-REMK, Callable 08/15/19 @ 100, (OID), 5.38%, 08/15/29	300,000	337,017
State of Iowa, Revenue Bonds, Series A, Callable 06/01/26 @ 100, 5.00%, 06/01/27	250,000	318,827

		655,844
Kansas 0.24%
Kansas Development Finance Authority, Revenue Bonds, Callable 01/01/20 @ 100, 5.00%, 01/01/35	35,000	38,647
Kansas Development Finance Authority, Revenue Bonds, Callable 01/01/20 @ 100, 5.00%, 01/01/35	215,000	242,632

		281,279
Kentucky 0.32%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 09/01/20 @ 100, (AGM), 5.00%, 09/01/23	325,000	368,651

Louisiana 0.80%
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Callable 02/01/23 @ 100, (OID), 4.00%, 02/01/48	500,000	523,005
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Callable 02/01/23 @ 100, 5.00%, 02/01/35	100,000	116,567
Louisiana Public Facilities Authority, Refunding Revenue Bonds, Series A, Callable 07/01/19 @ 100, (OID), 6.00%, 07/01/29	250,000	281,942

		921,514
Maine 1.01%
Maine Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, Callable 07/01/22 @ 100, (OID), 3.63%, 07/01/41	500,000	518,215
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series D-2, Callable 11/15/22 @ 100, 4.50%, 11/15/37	250,000	270,210
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series A-3, Callable 11/15/24 @ 100, 3.75%, 11/15/44	100,000	103,285
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series B, Callable 11/15/22 @ 100, 3.45%, 11/15/32	100,000	105,235
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series B, Callable 11/15/22 @ 100, 3.60%, 11/15/36	100,000	105,528
Maine Turnpike Authority, Refunding Revenue Bonds, Callable 07/01/25 @ 100, 5.00%, 07/01/26	50,000	62,976

		1,165,449

See accompanying notes which are an integral part of these schedule of investments.

Maryland 1.51%
Maryland Community Development Administration, State Single-Family Housing, Revenue Bonds, Series B, Callable 09/01/18 @ 100, 4.75%, 09/01/39	250,000	261,853
Maryland Economic Development Corp., Port, Airport & Marina Improvements, Revenue Bonds, Series B, Callable 06/01/20 @ 100, (OID), 5.75%, 06/01/35	445,000	496,696
Maryland Economic Development Corp., Port, Airport & Marina Improvements, Revenue Bonds, Series B, Callable 06/01/20 @ 100, (OID), 5.38%, 06/01/25	500,000	560,500
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 05/15/20 @ 100, (OID), 4.63%, 05/15/35	60,000	65,153
Montgomery County Housing Opportunities Commission, Revenue Bonds, Series B, Callable 01/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 3.63%, 07/01/33	345,000	356,385

		1,740,587
Massachusetts 1.37%
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, (OID), 5.25%, 01/01/29	50,000	53,363
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, (OID), 5.20%, 01/01/27	115,000	123,052
Massachusetts Health & Educational Facilities Authority, Healthcare, Hospital, & Nursing Home Improvements, Refunding Revenue Bonds, Series C, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/30	130,000	143,386
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, Series C, 4.25%, 07/01/18	150,000	157,104
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series A, Callable 06/01/20 @ 100, (FHA) (INS), 5.25%, 12/01/35	175,000	191,462
Massachusetts Housing Finance Agency, Revenue Bonds, Series D, Callable 12/01/25 @ 100, 3.25%, 12/01/36	575,000	566,605
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series C, Callable 06/01/19 @ 100, 4.85%, 12/01/29	100,000	106,668
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series C, Callable 06/01/19 @ 100, 5.13%, 12/01/39	100,000	106,480
Massachusetts School Building Authority, Revenue Bonds, Series C, Callable 08/15/25 @ 100, 5.00%, 08/15/26	100,000	127,699

		1,575,819
Michigan 2.98%
Michigan Public Educational Facilities Authority, School Improvements, Refunding Revenue Bonds, Series A, Callable 11/14/16 @ 100, 6.00%, 12/01/35	500,000	500,140
Michigan State Building Authority, Refunding Revenue Bonds, Series I-A, Callable 10/15/21 @ 100, (OID), 5.38%, 10/15/36	100,000	116,431
Michigan State Building Authority, Refunding Revenue Bonds, Series I-A, Callable 10/15/21 @ 100, (OID), 5.20%, 10/15/31	750,000	874,012
Michigan State Housing Development Authority, State Multi-Family Housing, Revenue Bonds, Series A2, Callable 04/01/22 @ 100, (GO OF AUTH), 4.50%, 10/01/36	710,000	765,579
Michigan State Housing Development Authority, State Multi-Family Housing, Revenue Bonds, Series A, Callable 10/26/16 @ 100, (GO OF AUTH), 4.60%, 12/01/26	25,000	26,535
Michigan Tobacco Settlement Finance Authority, Refunding Revenue Bonds, Series A, Callable 06/01/18 @ 100, (OID), 6.88%, 06/01/42	250,000	258,865
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes, Revenue Bonds, Series A, Callable 06/01/17 @ 100, (OID), 6.00%, 06/01/48	595,000	598,130
Royal Oak Hospital Finance Authority, Refunding Revenue Bonds, Series W, Callable 08/01/19 @ 100, 6.38%, 08/01/29	250,000	287,372

		3,427,064

See accompanying notes which are an integral part of these schedule of investments.

Mississippi 0.24%
Mississippi Hospital Equipment & Facilities Authority, Refunding Revenue Bonds, Callable 01/01/20 @ 100, 5.25%, 01/01/30	250,000	278,515

Missouri 1.87%
Central Florida Expressway Authority, Revenue Bonds, Series A, Callable 07/01/26 @ 100, (AGM) (OID), 5.00%, 12/01/30	1,000,000	984,800
Central Florida Expressway Authority, Revenue Bonds, Series B, Callable 07/01/26 @ 100, 4.00%, 07/01/35	150,000	163,551
Hanley Road Corridor Transportation Development District, Refunding Revenue Bonds, Series A, Callable 10/01/19 @ 100, (OID), 5.88%, 10/01/36	275,000	299,002
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, Series F, Callable 11/15/24 @ 100, (OID), 4.00%, 11/15/45	500,000	526,170
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, Callable 11/15/22 @ 100, (OID), 3.75%, 11/15/39	100,000	103,478
Missouri Housing Development Commission, State Single-Family Housing, Revenue Bonds, Series D, Callable 09/01/19 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 4.70%, 03/01/35	70,000	73,180

		2,150,181
Nebraska 0.26%
Nebraska Public Power District, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 01/01/22 @ 100, 5.00%, 01/01/25	250,000	296,555

Nevada 0.78%
City of Reno, NV, Revenue Bonds, Callable 06/01/18 @ 100, (AMBAC) (OID), 5.50%, 06/01/28	45,000	48,417
City of Reno, NV, Revenue Bonds, Callable 06/01/18 @ 100, (AMBAC) (OID), 5.50%, 06/01/28	5,000	5,339
Nevada Housing Division, State Single-Family Housing, Revenue Bonds, Series I, Callable 04/01/20 @ 100, (Ginnie Mae), 4.40%, 04/01/27	45,000	46,874
Nevada System of Higher Education, Certificate of Participation, Callable 07/01/26 @ 100, 4.00%, 07/01/27	700,000	801,969

		902,599
New Hampshire 0.10%
New Hampshire Health and Education Facilities Authority Act, Refunding Revenue Bonds, Callable 10/01/19 @ 100, (FHA), 6.25%, 04/01/26	100,000	114,942

New Jersey 11.08%
Essex County Improvement Authority, Public Improvements, Revenue Bonds, Series B, Callable 11/01/20 @ 100, (AGM) (OID), 5.75%, 11/01/30	250,000	277,175
Hudson County Improvement Authority, Refunding Revenue Bonds, (AGM), 5.40%, 10/01/25	150,000	195,066
New Jersey Economic Development Authority, Revenue Bonds, Series II, Callable 03/01/22 @ 100, 5.00%, 03/01/25	1,000,000	1,112,280
New Jersey Economic Development Authority, Refunding Revenue Bonds, Series GG, Callable 03/01/21 @ 100, (State Appropriation) (OID), 5.25%, 09/01/26	920,000	1,017,612
New Jersey Economic Development Authority, School Improvements, Revenue Bonds, Series CC-2, Callable 06/15/20 @ 100, 5.00%, 12/15/32	100,000	106,652

See accompanying notes which are an integral part of these schedule of investments.

New Jersey Economic Development Authority, School Improvements, Refunding Revenue Bonds, Callable 03/01/23 @ 100, 5.00%, 03/01/31	300,000	330,312
New Jersey Economic Development Authority, University & College Improvements, Revenue Bonds, Callable 06/15/23 @ 100, 5.00%, 06/15/30	250,000	304,105
New Jersey Health Care Facilities Financing Authority, Hospital Improvements, Revenue Bonds, Callable 10/01/19 @ 100, (State Appropriation) (OID), 5.75%, 10/01/31	545,000	600,503
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Callable 07/01/21 @ 100, (OID), 6.00%, 07/01/37	200,000	243,884
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Series A, Callable 07/01/18 @ 100, (OID), 5.00%, 07/01/27	275,000	294,110
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @ 100, 5.25%, 12/01/32	100,000	107,912
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Series 2, Callable 12/01/20 @ 100, (OID), 5.00%, 12/01/36	65,000	70,810
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @ 100, 5.25%, 12/01/28	165,000	178,263
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Series A, Callable 11/01/25 @ 100, 3.50%, 11/01/36	500,000	511,720
New Jersey Housing & Mortgage Finance Agency, State Single-Family Housing, Revenue Bonds, Series CC, Callable 04/01/19 @ 100, 5.00%, 10/01/34	80,000	83,834
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Series A, Callable 11/01/25 @ 100, 3.90%, 11/01/50	175,000	180,535
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series D-REMK 11/25, Callable 12/15/24 @ 100, 5.00%, 06/15/32	750,000	844,297
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series A, Callable 06/15/22 @ 100, (State Appropriation), 5.00%, 06/15/42	675,000	732,274
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series A, Callable 06/15/21 @ 100, (State Appropriation), 5.00%, 06/15/22	150,000	170,568
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series AA, 5.00%, 06/15/21	150,000	168,347
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series A, Callable 06/15/21 @ 100, (State Appropriation) (OID), 5.25%, 06/15/31	220,000	247,463
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series B, Callable 06/15/21 @ 100, (OID), 5.00%, 06/15/42	250,000	274,490
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series AA, Callable 06/15/22 @ 100, 5.00%, 06/15/38	1,000,000	1,093,520
New Jersey Turnpike Authority, Highway Improvements, Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.00%, 01/01/31	200,000	239,932
New Jersey Turnpike Authority, Highway Improvements, Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.00%, 01/01/32	500,000	598,610
New Jersey Turnpike Authority, Revenue Bonds, Series B, Callable 01/01/23 @ 100, 5.00%, 01/01/29	500,000	595,960
Newark Housing Authority, Public Improvements, Revenue Bonds, Callable 12/01/19 @ 100, 6.75%, 12/01/38	750,000	884,902
State of New Jersey, Public Improvements, General Obligation Unlimited, Callable 06/01/25 @ 100, 4.00%, 06/01/34	250,000	271,907
Tenafly School District, Refunding Bonds, General Obligation Unlimited, Callable 07/15/22 @ 100, (OID), 3.00%, 07/15/30	250,000	259,138
Tenafly School District, Refunding Bonds, General Obligation Unlimited, Callable 07/15/22 @ 100, (OID), 3.00%, 07/15/29	250,000	260,100
Tobacco Settlement Financing Corp., Refunding Bonds, Revenue Bonds, Series 1A, Callable 06/01/17 @ 100, (OID), 5.00%, 06/01/41	525,000	506,929

		12,763,210

See accompanying notes which are an integral part of these schedule of investments.

New Mexico 1.47%
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/19 @ 100, 5.13%, 08/01/35	445,000	489,794
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/19 @ 100, (OID), 5.00%, 08/01/39	225,000	245,306
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/22 @ 100, (OID), 4.00%, 08/01/42	500,000	524,330
New Mexico Mortgage Finance Authority, Revenue Bonds, Callable 03/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae) (GTD) (INS), 3.25%, 09/01/27	130,000	134,766
New Mexico Mortgage Finance Authority, Revenue Bonds, Callable 03/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae) (GTD) (INS), 3.55%, 09/01/32	210,000	215,985
Village of Los Ranchos de Albuquerque, NM, Refunding Revenue Bonds, Callable 09/01/20 @ 100, (OID), 4.50%, 09/01/40	75,000	81,862

		1,692,043
New York 23.88%
County of Monroe, NY, General Obligation Limited, 2.00%, 06/01/17	500,000	503,355
Hudson Yards Infrastructure Corp., Transit Improvements, Revenue Bonds, Series A, Callable 02/15/17 @ 100, 5.00%, 02/15/47	60,000	60,730
Hudson Yards Infrastructure Corp., Public Improvements, Revenue Bonds, Series A, Callable 02/15/21 @ 100, 5.25%, 02/15/47	200,000	228,450
Hudson Yards Infrastructure Corp., Public Improvements, Revenue Bonds, Series A, Callable 02/15/21 @ 100, 5.75%, 02/15/47	250,000	294,340
Long Island Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 04/01/19 @ 100, (OID), 5.75%, 04/01/39	250,000	275,087
Long Island Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 05/01/21 @ 100, (AGM), 5.00%, 05/01/36	125,000	141,481
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series B, Callable 05/15/24 @ 100, 5.25%, 11/15/44	1,000,000	1,212,650
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/21 @ 100, 5.00%, 11/15/36	250,000	291,820
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/21 @ 100, (OID), 4.88%, 11/15/46	100,000	112,656
Metropolitan Transportation Authority, Revenue Bonds, Series C-1, Callable 11/15/26 @ 100, 5.00%, 11/15/29	500,000	626,285
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series A, Callable 11/15/21 @ 100, (OID), 5.00%, 11/15/37	250,000	291,417
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series A, Callable 05/15/23 @ 100, 5.00%, 11/15/43	500,000	584,015
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series B, Callable 05/15/23 @ 100, 5.00%, 11/15/33	100,000	120,274
Metropolitan Transportation Authority, Revenue Bonds, Subseries C-1, Callable 11/15/25 @ 100, 5.25%, 11/15/28	500,000	638,075
Metropolitan Transportation Authority, Transit Improvements, Refunding Revenue Bonds, Series B, Callable 05/15/25 @ 100, 5.00%, 11/15/28	250,000	308,607
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Subseries A-1, Callable 05/15/25 @ 100, 5.00%, 11/15/45	500,000	589,925
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series C, Callable 05/15/23 @ 100, 5.00%, 11/15/32	500,000	602,410

See accompanying notes which are an integral part of these schedule of investments.

Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/21 @ 100, (OID), 4.75%, 11/15/36	250,000	287,435
Metropolitan Transportation Authority, Refunding Revenue Bonds, Series D, Callable 11/15/23 @ 100, 5.25%, 11/15/28	50,000	62,068
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/20 @ 100, (OID), 5.25%, 11/15/34	500,000	580,330
Monroe County Industrial Development Corp., Hospital Improvements, Revenue Bonds, Callable 02/15/21 @ 100, (FHA) (INS), 5.75%, 08/15/35	250,000	292,610
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series C, Callable 11/01/19 @ 100, 4.95%, 05/01/47	500,000	528,325
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series L-1-RMKT 03/16/10, Callable 03/16/20 @ 100, 4.90%, 11/01/40	250,000	269,910
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series J-1, 5.00%, 05/01/20	150,000	169,676
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series G, Callable 11/01/20 @ 100, 4.75%, 05/01/41	250,000	271,393
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series K, Callable 05/01/19 @ 100, 4.75%, 11/01/29	100,000	108,513
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.60%, 11/01/29	100,000	108,003
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series D-1-A, Callable 05/01/20 @ 100, 4.85%, 11/01/35	250,000	276,310
New York City Housing Development Corp., Refunding Revenue Bonds, Series J, Callable 05/01/19 @ 100, 4.80%, 05/01/36	250,000	267,528
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.85%, 05/01/41	250,000	264,000
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 11/14/16 @ 100, (FGIC), 5.00%, 03/01/46	1,500,000	1,503,705
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 01/01/19 @ 100, (OID), 6.50%, 01/01/46	650,000	720,817
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 11/14/16 @ 100, (FGIC), 5.00%, 03/01/31	145,000	145,439
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 11/14/16 @ 100, (NATL-RE), 5.00%, 03/01/36	115,000	115,327
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 11/14/16 @ 100, (FGIC) (OID), 4.50%, 03/01/39	100,000	100,124
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S-1, Callable 01/15/26 @ 100, (State Aid Withholding), 5.00%, 07/15/31	750,000	925,342
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S-1, Callable 01/15/25 @ 100, (State Aid Withholding), 5.00%, 07/15/35	500,000	599,125
New York City Transitional Finance Authority Building Aid Revenue, Public Improvements, Revenue Bonds, Series S-1, Callable 01/15/25 @ 100, (State Aid Withholding), 5.00%, 07/15/27	250,000	311,045
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Revenue Bonds, Series S-3, Callable 01/15/19 @ 100, (State Aid Withholding) (OID), 5.38%, 01/15/34	250,000	273,972
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 08/01/24	100,000	125,740
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 08/01/25 @ 100, 5.00%, 08/01/27	25,000	31,732

See accompanying notes which are an integral part of these schedule of investments.

New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Subseries B-1, Callable 08/01/26 @ 100, 4.00%, 08/01/35	100,000	111,788
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Series C, Callable 11/01/20 @ 100, (OID), 5.00%, 11/01/33	500,000	572,710
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 08/01/21	100,000	118,111
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Callable 08/01/25 @ 100, 5.00%, 08/01/34	1,000,000	1,221,590
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 08/01/23	100,000	123,711
New York City Water & Sewer System, Refunding Revenue Bonds, Series CC, Callable 12/15/21 @ 100, 5.00%, 06/15/45	250,000	291,927
New York City Water & Sewer System, Revenue Bonds, Series FF, Callable 06/15/22 @ 100, 5.00%, 06/15/45	700,000	821,534
New York City Water & Sewer System, Revenue Bonds, Series BB, Callable 12/15/22 @ 100, 5.00%, 06/15/47	325,000	385,694
New York Liberty Development Corp., Refunding Revenue Bonds, Callable 01/15/20 @ 100, 5.63%, 07/15/47	250,000	284,840
New York State Dormitory Authority, Revenue Bonds, 5.00%, 08/15/21	100,000	117,167
New York State Dormitory Authority, Refunding Revenue Bonds, Series H, Callable 10/01/22 @ 100, (State Aid Withholding), 3.25%, 04/01/31	280,000	289,719
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Series A, Callable 07/01/21 @ 100, (OID), 5.25%, 07/01/31	40,000	46,756
New York State Dormitory Authority, Hospital Improvements, Revenue Bonds, Callable 05/01/19 @ 100, 5.50%, 05/01/30	500,000	558,485
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Callable 07/01/19 @ 100, (INS) (OID), 5.25%, 07/01/33	200,000	223,424
New York State Dormitory Authority, Revenue Bonds, 5.00%, 05/15/22	165,000	198,823
New York State Dormitory Authority, School Improvements, Revenue Bonds, Series B, Callable 10/01/20 @ 100, (AGM), 4.75%, 10/01/40	165,000	182,714
New York State Dormitory Authority, Revenue Bonds, 5.00%, 05/15/20	100,000	114,151
New York State Dormitory Authority, Revenue Bonds, Series A, Callable 07/01/18 @ 100, 5.25%, 07/01/48	750,000	806,152
New York State Dormitory Authority, Revenue Bonds, Callable 07/01/25 @ 100, 5.00%, 07/01/37	385,000	462,801
New York State Environmental Facilities Corp., Revenue Bonds, Callable 06/15/26 @ 100, 4.00%, 06/15/36	250,000	282,330
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/19 @ 100, 5.00%, 11/01/45	150,000	159,129
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/20 @ 100, (SONYMA), 4.75%, 05/01/31	200,000	215,532
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.80%, 11/01/34	250,000	265,133
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.85%, 11/01/41	205,000	217,083
New York State Housing Finance Agency, Revenue Bonds, Series D, Callable 11/01/25 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 3.20%, 11/01/46	250,000	243,850
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series A, Callable 05/01/20 @ 100, 4.85%, 11/01/36	100,000	107,538

See accompanying notes which are an integral part of these schedule of investments.

New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/20 @ 100, (SONYMA), 5.20%, 05/01/42	500,000	541,045
New York State Thruway Authority, Revenue Bonds, Series A, Callable 01/01/26 @ 100, 4.00%, 01/01/37	100,000	109,791
New York State Urban Development Corp., Public Improvements, Revenue Bonds, Series A, 5.00%, 03/15/20	100,000	113,692
Orange County Funding Corp., University & College Improvements, Revenue Bonds, Series B, Callable 07/01/22 @ 100, (OID), 3.25%, 07/01/32	500,000	489,105
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, Callable 12/01/22 @ 100, (OID), 3.25%, 12/01/38	250,000	256,030
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, Callable 12/01/22 @ 100, (OID), 3.25%, 12/01/42	250,000	254,470
State of New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, Series 168, Callable 10/01/21 @ 100, 3.75%, 10/01/32	1,000,000	1,050,370
State of New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, 5.00%, 04/01/18	50,000	52,906
Triborough Bridge & Tunnel Authority, Revenue Bonds, Series 2008 B-3, Callable 11/15/25 @ 100, 5.00%, 11/15/27	100,000	127,646
Triborough Bridge & Tunnel Authority, Revenue Bonds, Series 2008 B-3, Callable 11/15/25 @ 100, 5.00%, 11/15/35	250,000	307,270
Triborough Bridge & Tunnel Authority, Revenue Bonds, Series B, Callable 11/15/25 @ 100, 5.00%, 11/15/40	310,000	377,301
Triborough Bridge & Tunnel Authority, Revenue Bonds, Series B, 5.00%, 11/15/21	50,000	59,556
Triborough Bridge & Tunnel Authority, Revenue Bonds, Series B, 5.00%, 11/15/23	100,000	124,745

		27,506,665
North Carolina 0.62%
Charlotte-Mecklenburg Hospital Authority/The, Refunding Revenue Bonds, Callable 01/15/19 @ 100, (OID), 5.25%, 01/15/34	100,000	108,411
North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, Series B, Callable 01/01/19 @ 100, (OID), 4.50%, 01/01/22	250,000	269,553
North Carolina Turnpike Authority, Highway Improvements, Revenue Bonds, Series A, Callable 01/01/19 @ 100, (OID), 5.75%, 01/01/39	200,000	218,686
University of North Carolina at Charlotte/The, University & College Improvements, Revenue Bonds, Callable 04/01/25 @ 100, 5.00%, 04/01/40	100,000	119,352

		716,002
North Dakota 0.09%
City of Bismarck, ND Sanitary Sewer Revenue, Revenue Bonds, Callable 05/01/25 @ 100, 3.00%, 05/01/29	100,000	103,055

Ohio 0.67%
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, Series A-2, Callable 06/01/17 @ 100, 6.50%, 06/01/47	80,000	81,585
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, Series A-2, Callable 06/01/17 @ 100, (OID), 6.00%, 06/01/42	420,000	416,161
Ohio Higher Educational Facility Commission, Refunding Revenue Bonds, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/44	250,000	277,072

		774,818
Oklahoma 0.23%
Oklahoma Municipal Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 01/01/23 @ 100, 4.00%, 01/01/47	250,000	266,465

See accompanying notes which are an integral part of these schedule of investments.

Oregon 0.32%
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100, (AGM), 5.00%, 08/15/21	100,000	113,807
Oregon Health & Science University, Refunding Revenue Bonds, Series E, Callable 07/01/22 @ 100, 5.00%, 07/01/32	35,000	41,289
Oregon State Facilities Authority, Refunding Revenue Bonds, Series A, Callable 11/01/19 @ 100, 5.00%, 11/01/39	200,000	216,174

		371,270
Pennsylvania 6.59%
Allegheny County Sanitary Authority, Sewer Improvements, Revenue Bonds, Callable 12/01/23 @ 100, 5.25%, 12/01/44	500,000	592,800
City of Philadelphia, PA, Refunding Bonds, General Obligation Unlimited, Callable 08/01/20 @ 100, (AGM) (OID), 5.25%, 08/01/26	135,000	154,005
Commonwealth of Pennsylvania, General Obligation Unlimited, Callable 09/15/26 @ 100, 4.00%, 09/15/32	500,000	557,275
Montgomery County Industrial Development Authority, Hospital Improvements, Revenue Bonds, Callable 08/01/20 @ 100, (FHA) (INS), 5.38%, 08/01/38	500,000	582,645
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/21 @ 100, (OID), 5.25%, 08/15/26	240,000	287,141
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, 5.00%, 05/01/42	100,000	111,084
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, (OID), 4.00%, 05/01/32	100,000	104,888
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, 5.00%, 05/01/37	100,000	112,442
Pennsylvania State University, Revenue Bonds, Series A, Callable 09/01/26 @ 100, 5.00%, 09/01/34	190,000	235,397
Pennsylvania State University, Revenue Bonds, Series A, Callable 09/01/26 @ 100, 5.00%, 09/01/35	125,000	154,243
Pennsylvania State University, Revenue Bonds, Series A, Callable 09/01/26 @ 100, 5.00%, 09/01/36	100,000	122,997
Pennsylvania Turnpike Commission, Highway Improvements, Revenue Bonds, Callable 12/01/22 @ 100, 5.00%, 12/01/43	2,000,000	2,304,520
Pennsylvania Turnpike Commission, Revenue Bonds, Series A, (AGM), 5.25%, 07/15/28	150,000	197,054
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, Callable 12/01/25 @ 100, 5.00%, 12/01/45	500,000	573,485
Pennsylvania Turnpike Commission, Highway Improvements, Revenue Bonds, Subseries D, Callable 12/01/19 @ 100, 5.50%, 12/01/41	500,000	558,780
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, (OID), 6.50%, 04/01/39	100,000	111,961
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, (OID), 6.38%, 04/01/29	250,000	279,990
West View Municipal Authority Water Revenue, Water Utility Improvements, Revenue Bonds, Callable 11/15/24 @ 100, (OID), 4.00%, 11/15/43	500,000	545,530

		7,586,237
Puerto Rico 1.33%
Commonwealth of Puerto Rico, General Obligation Unlimited, Series C, Callable 07/01/21 @ 100, (AGM) (OID), 5.25%, 07/01/26	100,000	107,575
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A-4-REMK 09/1, Callable 01/01/20 @ 101, (AGM), 5.00%, 07/01/31	200,000	212,636

See accompanying notes which are an integral part of these schedule of investments.

Commonwealth of Puerto Rico, General Obligation Unlimited, Series A, (NATL-RE), 5.50%, 07/01/19	500,000	538,760
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, 5.00%, 07/01/22	250,000	194,375
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series U, (Commonwealth Guaranteed), 5.00%, 07/01/22	185,000	109,613
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series M, (Commonwealth Guaranteed), 6.00%, 07/01/20	100,000	60,808
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 11/14/16 @ 100, (Commonwealth Guaranteed), 7.00%, 07/01/25	250,000	155,375
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 07/01/19 @ 100, (Commonwealth Guaranteed) (OID), 6.75%, 07/01/36	240,000	147,600

		1,526,742
Rhode Island 1.71%
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 04/01/21 @ 100, 4.10%, 10/01/37	105,000	110,042
Rhode Island Housing & Mortgage Finance Corp., State Single-Family Housing, Revenue Bonds, Series 5, Callable 04/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 3.45%, 04/01/35	235,000	242,781
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 04/01/21 @ 100, 3.45%, 04/01/26	500,000	526,245
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Series 1, Callable 04/01/20 @ 100, 5.88%, 10/01/51	250,000	274,117
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Series 1, Callable 04/01/20 @ 100, 5.38%, 10/01/35	215,000	234,064
Rhode Island Student Loan Authority, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100, 6.35%, 12/01/30	500,000	546,575
Rhode Island Turnpike & Bridge Authority, Highway Improvements, Revenue Bonds, Series A, Callable 12/01/20 @ 100, (OID), 5.00%, 12/01/39	35,000	39,255

		1,973,079
South Carolina 0.05%
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, Callable 08/01/19 @ 100, (OID), 5.75%, 08/01/39	50,000	54,471

South Dakota 0.35%
South Dakota Housing Development Authority, Revenue Bonds, Series B, Callable 11/01/25 @ 100, 3.13%, 11/01/36	150,000	151,184
South Dakota Housing Development Authority, Revenue Bonds, Series B, Callable 11/01/25 @ 100, 2.45%, 05/01/27	250,000	253,875

		405,059
Tennessee 0.30%
City of Memphis, TN, General Obligation Unlimited, Series B, Callable 04/01/24 @ 100, 5.00%, 04/01/44	100,000	118,175
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, Series A-1, Callable 07/01/20 @ 100, 5.00%, 07/01/26	200,000	225,744

		343,919

See accompanying notes which are an integral part of these schedule of investments.

Texas 5.26%
City of Houston, TX, Refunding Revenue Bonds, Series A, Callable 09/01/21 @ 100, 5.25%, 09/01/29	500,000	581,405
City Public Service Board of San Antonio, TX, Revenue Bonds, Callable 08/01/26 @ 100, 5.00%, 02/01/32	250,000	312,025
Clifton Higher Education Finance Corp., School Improvements, Refunding Revenue Bonds, Callable 08/15/24 @ 100, (GTD), 4.00%, 08/15/44	500,000	538,400
Fort Bend Grand Parkway Toll Road Authority, Refunding Revenue Bonds, Callable 03/01/22 @ 100, 4.00%, 03/01/46	250,000	267,190
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, Callable 10/01/19 @ 100, (OID), 4.75%, 10/01/25	175,000	193,186
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Callable 05/15/26 @ 100, 4.00%, 11/15/30	1,130,000	1,244,548
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, 5.00%, 10/01/19	120,000	133,799
Lone Star College System, General Obligation Limited, Callable 02/15/26 @ 100, 4.00%, 02/15/38	500,000	553,435
Lone Star College System, General Obligation Limited, Callable 02/15/26 @ 100, 4.00%, 02/15/31	500,000	567,155
Lone Star College System, General Obligation Limited, Callable 02/15/26 @ 100, 4.00%, 02/15/34	500,000	560,025
North Texas Tollway Authority, Refunding Revenue Bonds, Callable 01/01/21 @ 100, (OID), 6.00%, 01/01/38	100,000	117,377
San Antonio Public Facilities Corp., Public Improvements, Refunding Revenue Bonds, Callable 09/15/22 @ 100, (OID), 4.00%, 09/15/42	250,000	267,453
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements, Revenue Bonds, Series B, (OID), 4.50%, 09/01/19	100,000	109,004
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements, Revenue Bonds, Series B, Callable 09/01/19 @ 100, (OID), 5.13%, 09/01/25	100,000	111,386
Tarrant County Health Facilities Development Corp., Hospital Improvements, Revenue Bonds, 5.00%, 12/01/16	50,000	50,329
Tarrant County Health Facilities Development Corp., Hospital Improvements, Revenue Bonds, Callable 12/01/19 @ 100, 5.00%, 12/01/23	100,000	112,927
Texas A&M University, Refunding Revenue Bonds, Series B, Callable 05/15/20 @ 100, 5.00%, 05/15/39	100,000	112,369
Texas Public Finance Authority, Revenue Bonds, Callable 12/01/26 @ 100, 4.00%, 12/01/31	200,000	224,466

		6,056,479
Utah 0.35%
University of Utah/The, University & College Improvements, Revenue Bonds, Series A, Callable 08/01/23 @ 100, 5.00%, 08/01/43	250,000	296,025
Utah Housing Corp., State Single-Family Housing, Revenue Bonds, Series A1 CL III, Callable 01/01/21 @ 100, 5.25%, 01/01/25	30,000	32,326
Utah Housing Corp., State Single-Family Housing, Revenue Bonds, Series A1 CL II, Callable 01/01/21 @ 100, 5.75%, 01/01/33	65,000	69,377

		397,728
Vermont 0.22%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 08/15/22 @ 100, 3.75%, 08/15/37	245,000	253,734

Virgin Islands 0.09%
Virgin Islands Public Finance Authority, Refunding Revenue Bonds, Callable 10/01/19 @ 100, 5.00%, 10/01/25	100,000	100,084

See accompanying notes which are an integral part of these schedule of investments.

Virginia 0.45%
Virginia Housing Development Authority, State Single-Family Housing, Revenue Bonds, Series E, Callable 04/01/20 @ 100, 4.50%, 10/01/45	215,000	228,689
Virginia Resources Authority, Revenue Bonds, Callable 11/01/25 @ 100, 4.00%, 11/01/33	250,000	285,717

		514,406
Washington 1.73%
Spokane Public Facilities District, Public Improvements, Revenue Bonds, Series A, Callable 06/01/23 @ 100, 5.00%, 05/01/43	1,000,000	1,142,490
Washington Health Care Facilities Authority, Revenue Bonds, Callable 11/01/19 @ 100, 5.00%, 11/01/28	250,000	277,927
Washington Health Care Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 10/01/19 @ 100, (OID), 5.63%, 10/01/38	500,000	567,925

		1,988,342
West Virginia 0.43%
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, Callable 09/01/19 @ 100, (OID), 5.63%, 09/01/32	200,000	223,428
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, 5.00%, 09/01/19	250,000	272,915

		496,343
Wisconsin 0.09%
Wisconsin Housing & Economic Development Authority, State Multi-Family Housing, Revenue Bonds, Series A, Callable 05/01/20 @ 100, (OID), 5.63%, 11/01/35	95,000	102,284

Wyoming 0.46%
Wyoming Community Development Authority, State Single-Family Housing, Revenue Bonds, Series 3, Callable 06/01/24 @ 100, 3.70%, 06/01/39	500,000	528,680

Total Municipal Bonds (Cost $106,386,949)		114,098,586
Money Market 0.97%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 0.29% (a)	1,117,764	1,117,764
Total Money Market (Cost $1,117,764)		1,117,764
Total Investments – 100.03% (Cost $107,504,713)		115,216,350
Liabilities in Excess of Other Assets – (0.03)%		(38,676)

NET ASSETS – 100.00%		$115,177,674

(a)	Rate disclosed is the seven day effective yield as of September 30, 2016.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

BHAC-CR — Berkshire Hathaway Assurance Corp. Custodial Receipts

FGIC — Financial Guaranty Insurance Co.

FHA — Insured by Federal Housing Administration.

GO — General Obligation

GTD — Guaranteed

INS — Insured

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

See accompanying notes which are an integral part of these schedule of investments.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS | September 30, 2016 (Unaudited)

	Principal Amount	Market Value
Collateralized Mortgage Obligations 0.13%
CHL Mortgage Pass-Through Trust 2005-21, A27, 5.50%, 10/25/35	$56,579	$51,090
CHL Mortgage Pass-Through Trust 2005-21, A7, 5.50%, 10/25/35	61,167	55,549
Citicorp Mortgage Securities, Inc., 1A12, 5.00%, 02/25/35	200,880	201,325

Total Collateralized Mortgage Obligations (Cost $217,353)		307,964
Municipal Bonds 73.00%
Alabama 2.66%
Health Care Authority for Baptist Health/The, Refunding Revenue Bonds, Series A, 5.50%, 11/15/43	4,000,000	4,829,600
University of Alabama/The, University & College Improvements, Build America Revenue Bonds, Callable 06/01/20 @ 100, (OID), 6.13%, 06/01/39	715,000	820,084
University of Alabama/The, University & College Improvements, Build America Revenue Bonds, Callable 06/01/20 @ 100, (OID), 6.13%, 06/01/42	500,000	572,960

		6,222,644
Arizona 1.29%
Arizona School Facilities Board, School Improvements, Certificate of Participation, 6.00%, 09/01/27	225,000	258,831
Northern Arizona University, University & College Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 5.92%, 08/01/22	1,365,000	1,539,160
University of Arizona, University & College Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 6.64%, 08/01/44	1,085,000	1,236,998

		3,034,989
California 7.22%
Alhambra Unified School District, University & College Improvements, General Obligation Unlimited, 6.70%, 02/01/26	465,000	594,024
Bay Area Toll Authority, Build America Revenue Bonds, 6.91%, 10/01/50	1,000,000	1,601,370
Bay Area Toll Authority, Highway Improvements, Build America Revenue Bonds, Series S1-SUB, 6.92%, 04/01/40	250,000	369,205
City & County of San Francisco, CA, General Obligation Unlimited, 6.26%, 06/15/30	450,000	605,934
City of Tulare, CA, Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, Callable 11/15/19 @ 100, (AGM) (OID), 8.75%, 11/15/44	1,000,000	1,239,750
Colton Joint Unified School District, School Improvements, General Obligation Unlimited, Series C, 6.01%, 08/01/26	1,000,000	1,220,990
County of San Bernardino, CA, Refunding Revenue Bonds, (AGM), 6.02%, 08/01/23	190,000	212,673
Los Angeles Department of Water & Power, Electric Light & Power Improvements, Build America Revenue Bonds, Callable 07/01/21 @ 100, 7.00%, 07/01/41	500,000	610,830
Napa Valley Unified School District, School Improvements, General Obligation Unlimited, 6.51%, 08/01/43	500,000	725,690
Oakland Redevelopment Agency Successor Agency, Economic Improvements, Tax Allocation, Series T, (OID), 8.50%, 09/01/20	500,000	569,705

See accompanying notes which are an integral part of these schedule of investments.

Peralta Community College District, Refunding Revenue Bonds, 7.31%, 08/01/31	1,310,000	1,652,578
Peralta Community College District, Refunding Revenue Bonds, 6.91%, 08/01/25	500,000	613,180
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.05%, 02/01/23	1,000,000	1,252,090
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.25%, 02/01/26	500,000	663,505
State of California, Recreational Facility, Water Facility & Correctional Facility Improvements, Build America Bonds, General Obligation Unlimited, (AGM-CR) (OID), 6.88%, 11/01/26	1,000,000	1,344,130
University of California, Revenue Bonds, Series J, 4.13%, 05/15/45	1,000,000	1,100,340
University of California, University & College Improvements, Refunding Revenue Bonds, Series J, 3.66%, 05/15/27	250,000	273,203
University of California, Revenue Bonds, Callable 05/15/30 @ 100, 6.30%, 05/15/50	510,000	625,576
West Contra Costa Unified School District, School Improvements, General Obligation Unlimited, Series A-1-, 6.25%, 08/01/30	1,250,000	1,633,137

		16,907,910
Colorado 0.93%
Adams State University, University & College Improvements, Build America Revenue Bonds, Callable 05/15/19 @ 100, (State Higher Education Intercept Program) (OID), 6.47%, 05/15/38	250,000	272,330
City of Brighton, CO, Public Improvements, Build America Bonds, Certificate of Participation, Callable 12/01/20 @ 100, (AGM) (OID), 6.75%, 12/01/35	250,000	275,233
Colorado Mesa University, University & College Improvements, Build America Revenue Bonds, Series B, (State Higher Education Intercept Program), 6.75%, 05/15/42	1,000,000	1,350,340
County of Gunnison, CO, Public Improvements, Build America Bonds, Certificate of Participation, Series B, Callable 07/15/20 @ 100, 5.95%, 07/15/30	250,000	273,410

		2,171,313
Connecticut 1.16%
City of Bridgeport, CT, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 08/15/20 @ 100, (AGM), 6.57%, 08/15/28	1,000,000	1,158,560
City of Waterbury, CT, Public Improvements, General Obligation Unlimited, Callable 09/01/20 @ 100, (AGM), 6.10%, 09/01/30	500,000	561,635
State of Connecticut, General Obligation Unlimited, Series A, 5.85%, 03/15/32	780,000	997,121

		2,717,316
District of Columbia 0.24%
Washington Metropolitan Area Transit Authority, Transit Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, (OID), 7.00%, 07/01/34	500,000	564,420

Florida 5.59%
City of Lake City, FL Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, (AGM), 6.28%, 07/01/40	200,000	222,176
City of Lake City, FL Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, (AGM), 6.03%, 07/01/30	100,000	110,318
City of Miami Gardens, FL, Public Improvements, Build America Bonds, Certificate of Participation, 7.17%, 06/01/26	1,250,000	1,547,162
City of Oakland Park, FL Water & Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, Callable 09/01/20 @ 100, (AGM), 6.14%, 09/01/35	300,000	322,977
City of Orlando, FL, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 6.85%, 10/01/29	250,000	283,900

See accompanying notes which are an integral part of these schedule of investments.

City of Orlando, FL, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 7.10%, 10/01/39	415,000	471,934
City of Tallahassee, FL, Utility System Revenue, Build America Revenue Bonds, 5.22%, 10/01/40	300,000	373,968
County of Miami-Dade, FL, Public Improvements, Build America Revenue Bonds, Series B, Callable 04/01/20 @ 100, 6.54%, 04/01/30	500,000	571,075
County of Miami-Dade, FL, Port, Airport & Marina Improvements, Build America Revenue Bonds, (AGM) (OID), 7.50%, 04/01/40	1,000,000	1,368,090
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue Bonds, Series D, (AGM), 7.08%, 10/01/29	250,000	299,790
County of Miami-Dade, FL, Public Improvements, Build America Revenue Bonds, Callable 04/01/19 @ 100, 6.97%, 04/01/39	750,000	816,675
County of Miami-Dade, FL Transit System, Transit Improvements, Build America Revenue Bonds, Series B, 5.53%, 07/01/32	500,000	586,510
County of Miami-Dade, FL Transit System, Transit Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 6.91%, 07/01/39	1,000,000	1,124,680
Florida Atlantic University Finance Corp., University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 7.64%, 07/01/40	165,000	193,923
Florida Department of Environmental Protection, Public Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 7.05%, 07/01/29	1,500,000	1,715,685
Florida Governmental Utility Authority, Build America Revenue Bonds, Callable 10/01/20 @ 100, 6.55%, 10/01/40	1,000,000	1,115,000
Florida State Board of Governors, University & College Improvements, Build America Revenue Bonds, Callable 11/01/20 @ 100, 7.50%, 11/01/35	250,000	293,760
Osceola County School Board, School Improvements, Certificate of Participation, 6.66%, 04/01/27	1,000,000	1,175,840
Town of Davie, FL Water & Sewer Revenue, Water Utility Improvements, Build America Revenue Bonds, Series B, Callable 10/01/20 @ 100, (AGM), 6.85%, 10/01/40	250,000	293,545
Town of Miami Lakes, FL, Public Improvements, Build America Revenue Bonds, 7.59%, 12/01/30	150,000	202,812

		13,089,820
Georgia 2.52%
Cobb Marietta Georgia Coliseum, Revenue Bonds, Callable 01/01/26 @ 100, (GTD), 4.50%, 01/01/47	600,000	642,312
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Bonds, Build America Revenue Bonds, 7.06%, 04/01/57	2,500,000	3,134,650
State of Georgia, Public Improvements, General Obligation Unlimited, Series B, Callable 02/01/24 @ 100, 3.84%, 02/01/32	2,000,000	2,120,360

		5,897,322
Hawaii 0.69%
State of Hawaii, General Obligation Unlimited, Series FA, Callable 10/01/25 @ 100, 4.05%, 10/01/32	1,495,000	1,620,864

Idaho 0.41%
Idaho Water Resource Board, Water Utility Improvements, Revenue Bonds, Callable 09/01/22 @ 100, (OID), 5.25%, 09/01/24	900,000	950,382

See accompanying notes which are an integral part of these schedule of investments.

Illinois 2.96%
City of Chicago Heights, IL, Refunding Bonds, General Obligation Unlimited, Callable 01/15/21 @ 100, (AGM) (OID), 6.00%, 01/15/28	150,000	163,302
City of Chicago Heights, IL, Refunding Bonds, General Obligation Unlimited, Callable 01/15/21 @ 100, (AGM) (OID), 5.50%, 01/15/24	500,000	534,730
City of Chicago, IL Waterworks Revenue, Water Utility Improvements, Build America Revenue Bonds, 6.74%, 11/01/40	250,000	324,767
Henry Hospital District, Hospital Improvements, Build America Bonds, General Obligation Unlimited, Callable 12/01/19 @ 100, (AGM), 6.65%, 12/01/29	840,000	900,724
Lake County Community Unit School District No. 187 North Chicago, School Improvements, General Obligation Unlimited, Series B, Callable 01/01/20 @ 100, (AGM) (OID), 7.13%, 01/01/35	1,000,000	1,098,460
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100, (AGM), 8.15%, 04/01/41	570,000	650,929
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100, (AGM), 7.75%, 04/01/30	250,000	286,257
Village of Glenwood, IL, Public Improvements, Build America Bonds, General Obligation Unlimited, (AGM), 7.03%, 12/01/28	1,500,000	1,892,295
Village of Rosemont, IL, Public Improvements, General Obligation Unlimited, Series B, (AGM) (OID), 6.13%, 12/01/30	500,000	576,550
Will County Forest Preservation District, Public Improvements, Build America Bonds, General Obligation Limited, 5.71%, 12/15/30	400,000	500,316

		6,928,330
Indiana 1.32%
Anderson School Building Corp., Refunding Bonds, General Obligation Limited, Callable 07/05/23 @ 100, 3.95%, 07/05/29	1,000,000	1,056,200
Anderson School Building Corp., Refunding Bonds, General Obligation Limited, Callable 07/05/23 @ 100, (OID), 3.75%, 07/05/28	1,000,000	1,053,990
Evansville Redevelopment Authority, Recreational Facility Improvements, Build America Refunding Revenue Bonds, Callable 08/01/20 @ 100, 7.21%, 02/01/39	800,000	982,112

		3,092,302
Kansas 0.66%
Kansas Development Finance Authority, Public Improvements, Build America Revenue Bonds, Callable 11/01/19 @ 100, 6.26%, 11/01/28	390,000	433,750
Kansas Development Finance Authority, Revenue Bonds, Series H, 4.73%, 04/15/37	1,000,000	1,108,660

		1,542,410
Kentucky 1.24%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Build America Revenue Bonds, Callable 09/01/20 @ 100, (AGM), 6.49%, 09/01/37	250,000	276,318
Kentucky State Property & Building Commission, Economic Improvements, University & College Improvements, Build America Revenue Bonds, Series C, 5.37%, 11/01/25	400,000	464,568
Paducah Independent School District Finance Corp., School Improvements, Revenue Bonds, Callable 12/01/21 @ 100, (SEEK), 5.00%, 12/01/30	1,000,000	1,081,110
Perry County School District Finance Corp., School Improvements, Revenue Bonds, Callable 12/01/21 @ 100, (SEEK), 5.00%, 12/01/30	1,000,000	1,076,680

		2,898,676
Louisiana 1.38%
City of New Orleans, LA, Swap Termination Refunding Bonds, General Obligation Limited, Callable 09/01/22 @ 100, 4.59%, 09/01/27	500,000	529,950
East Baton Rouge Sewerage Commission, Refunding Revenue Bonds, Series A, Callable 02/01/25 @ 100, 3.95%, 02/01/30	1,000,000	1,064,550
Tangipahoa Parish Hospital Service District No. 1, Hospital Improvements, Build America Revenue Bonds, Callable 02/01/20 @ 100, 7.20%, 02/01/42	1,540,000	1,651,342

		3,245,842

See accompanying notes which are an integral part of these schedule of investments.

Massachusetts 0.59%
City of Worcester, MA, Pension Funding, General Obligation Limited, (AGM) (OID), 6.25%, 01/01/28	220,000	257,534
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, 6.43%, 10/01/35	750,000	932,257
University of Massachusetts Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 05/01/19 @ 100, 6.57%, 05/01/39	165,000	182,914

		1,372,705
Michigan 2.54%
Avondale School District, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, (AGM), 5.75%, 05/01/32	500,000	541,300
Comstock Park Public Schools, School Improvements, General Obligation Unlimited, Callable 05/01/21 @ 100, 6.20%, 05/01/24	200,000	235,080
County of Macomb, MI, Retirement Facilities, General Obligation Limited, Callable 11/01/25 @ 100, 4.13%, 11/01/30	250,000	282,737
Eastern Michigan University, University & College Improvements, Build America Revenue Bonds, Callable 02/15/19 @ 100, 7.21%, 02/15/38	250,000	266,650
Michigan Finance Authority, Revenue Bonds, Series A, Callable 09/01/25 @ 100, 3.90%, 09/01/30	250,000	259,903
Michigan Finance Authority, School Improvements, Revenue Bonds, Series C, Callable 05/01/21 @ 100, 6.20%, 05/01/22	490,000	537,554
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 11/01/20 @ 100, 6.38%, 11/01/25	500,000	562,630
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, (OID), 7.31%, 06/01/34	2,595,000	2,554,025
Milan Area Schools, School Improvements, General Obligation Unlimited, Callable 05/01/19 @ 100, (OID), 7.10%, 05/01/34	485,000	536,085
Onsted Community Schools, School Improvements, General Obligation Unlimited, Callable 05/01/20 @ 100, 5.90%, 05/01/27	150,000	160,539
St Johns Public Schools, General Obligation Unlimited, Callable 05/01/20 @ 100, 6.65%, 05/01/40	5,000	5,414

		5,941,917
Mississippi 0.80%
Mississippi Development Bank, Highway Improvements, Build America Revenue Bonds, 6.59%, 01/01/35	650,000	832,975
State of Mississippi, Refunding Bonds, General Obligation Unlimited, Series D, 3.43%, 10/01/29	1,000,000	1,036,920

		1,869,895
Missouri 2.55%
City of Kansas City, MO, Revenue Bonds, Series D, 7.83%, 04/01/40	2,500,000	3,368,975
City of Sedalia, MO, Sewer Improvements, Build America Bonds, Certificate of Participation, Callable 06/01/20 @ 100, (AGM), 6.50%, 06/01/24	250,000	264,638
City of St. Charles, MO, Water Utility Improvements Build America Bonds, Certificate of Participation, Callable 08/01/20 @ 100, 5.65%, 02/01/30	275,000	295,619
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.90%, 01/01/42	1,000,000	1,404,710
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.73%, 01/01/39	475,000	637,573

		5,971,515

See accompanying notes which are an integral part of these schedule of investments.

Nebraska 0.61%
Nebraska Public Power District, Electric Lights & Power Improvements, Build America Revenue Bonds, 5.32%, 01/01/30	200,000	231,586
Omaha Public Power District, Build America Revenue Bonds, 5.43%, 02/01/41	1,000,000	1,207,900

		1,439,486
Nevada 2.68%
City of Las Vegas, NV, Public Improvements, Build America Bonds, Certificate of Participation, Callable 09/01/19 @ 100, (OID), 7.75%, 09/01/29	1,100,000	1,293,831
County of Clark, NV, Transit Improvements, Build America Bonds, General Obligation Limited, Callable 07/01/20 @ 100, (OID), 7.00%, 07/01/38	1,000,000	1,186,900
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.88%, 02/01/40	250,000	347,672
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.97%, 02/01/40	1,590,000	2,165,310
Las Vegas Valley Water District, Water Utility Improvements, Build America Bonds, General Obligation Limited, Callable 06/01/19 @ 100, 7.10%, 06/01/39	925,000	1,046,637
Pershing County School District, School Improvements, Build America Bonds, General Obligation Limited, Callable 04/01/20 @ 100, (GTD), 6.25%, 04/01/30	220,000	233,827

		6,274,177
New Jersey 2.95%
Essex County Improvement Authority, Refunding Revenue Bonds, Series B, Callable 11/14/16 @ 100, (AMBAC) (GTD) (OID), 5.00%, 10/01/24	500,000	501,050
New Jersey Economic Development Authority, Revenue Bonds, Series A, 7.43%, 02/15/29	750,000	949,500
New Jersey Economic Development Authority, School Improvements, Build America Revenue Bonds, Series CC-1, Callable 06/15/20 @ 100, 6.43%, 12/15/35	500,000	547,620
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 6.19%, 07/01/40	500,000	540,000
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 7.40%, 07/01/40	1,000,000	1,157,190
New Jersey Housing & Mortgage Finance Agency, State Multi Family Housing, Refunding Revenue Bonds, Series E, Callable 11/01/24 @ 100, 4.27%, 11/01/30	390,000	396,993
New Jersey Turnpike Authority, Highway Improvements, Build America Revenue Bonds, 7.10%, 01/01/41	250,000	380,795
South Jersey Transportation Authority LLC, Highway Improvements, Build America Revenue Bonds, (OID), 7.00%, 11/01/38	500,000	573,460
Township of Brick, NJ, General Obligation Unlimited, Callable 09/01/23 @ 100, 3.75%, 09/01/28	1,780,000	1,858,124

		6,904,732
New York 9.89%
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 12/01/19 @ 100, 6.39%, 12/01/29	500,000	572,185
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.21%, 10/01/31	100,000	120,590
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 10/01/20 @ 100, 5.82%, 10/01/31	250,000	287,570
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 03/01/20 @ 100, 6.27%, 03/01/31	500,000	569,980

See accompanying notes which are an integral part of these schedule of investments.

City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.70%, 03/01/27	145,000	183,277
County of Nassau, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 10/01/20 @ 100, 7.40%, 10/01/35	500,000	592,320
County of Nassau, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, Series G, 5.38%, 10/01/24	500,000	598,680
Long Island Power Authority, Revenue Bonds, (OID), 5.85%, 05/01/41	195,000	253,325
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.67%, 11/15/39	1,000,000	1,437,630
Metropolitan Transportation Authority, Revenue Bonds, 5.87%, 11/15/39	700,000	931,742
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 5.99%, 11/15/30	125,000	162,480
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.59%, 11/15/30	395,000	530,434
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, Callable 11/15/20 @ 100, 7.13%, 11/15/30	500,000	601,580
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.20%, 11/15/26	875,000	1,101,817
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.69%, 11/15/40	1,500,000	2,158,530
New York City Housing Development Corp., Multi-Family Housing Revenue Bonds, Series I, Callable 05/01/19 @ 100, 6.42%, 11/01/39	2,500,000	2,714,600
New York City Industrial Development Agency, Recreational Facilities Improvements Revenue Bonds, (NATL-RE), 5.90%, 03/01/46	680,000	761,763
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, Callable 07/15/20 @ 100, (State Aid Withholding), 7.13%, 07/15/30	500,000	591,180
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, (State Aid Withholding), 6.83%, 07/15/40	500,000	709,800
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, 5.47%, 05/01/36	815,000	1,060,062
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 5.81%, 08/01/30	500,000	567,660
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, Callable 05/01/20 @ 100, 5.72%, 05/01/30	1,000,000	1,121,480
New York City Water & Sewer System, Build America Refunding Revenue Bonds, Callable 06/15/20 @ 100, 6.49%, 06/15/42	200,000	232,610
New York Municipal Bond Bank Agency, Build America Refunding Revenue Bonds, Callable 12/15/19 @ 100, 6.88%, 12/15/34	500,000	533,485
New York State Dormitory Authority, Revenue Bonds, Series B, Callable 07/01/26 @ 100, 3.88%, 07/01/46	1,000,000	1,022,250
Port Authority of New York & New Jersey, Revenue Bonds, Callable 06/01/25 @ 100, 4.82%, 06/01/45	1,000,000	1,107,110
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, Series 187, Callable 10/15/24 @ 100, 3.92%, 10/15/28	2,115,000	2,264,742
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.55%, 11/15/40	150,000	193,916
Western Nassau County Water Authority, Build America Revenue Bonds, 6.70%, 04/01/40	150,000	198,141

		23,180,939

See accompanying notes which are an integral part of these schedule of investments.

North Carolina 0.11%
County of Cabarrus, NC, School Improvements, Revenue Bonds, Callable 04/01/21 @ 100, 5.50%, 04/01/26	235,000	262,164

Ohio 3.67%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.83%, 02/15/41	430,000	662,613
American Municipal Power, Inc., Revenue Bonds, Series E-RMKT, 6.27%, 02/15/50	1,350,000	1,783,971
American Municipal Power, Inc., Build America Refunding Revenue Bonds, Callable 02/15/20 @ 100, 5.96%, 02/15/24	500,000	553,030
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.50%, 02/15/50	1,350,000	2,030,589
Cincinnati City School District, Refunding Bonds, Certificate of Participation, Callable 12/15/24 @ 100, (OID), 4.00%, 12/15/32	200,000	203,160
County of Cuyahoga, OH, Hospital Improvements, Build America Revenue Bonds, 8.22%, 02/15/40	1,000,000	1,298,980
Franklin County Convention Facilities Authority, Economic Improvements, Build America Revenue Bonds, 6.64%, 12/01/42	500,000	662,710
Madison Local School District/Lake County, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 10/01/20 @ 100, (School District Credit Program), 5.70%, 04/01/35	250,000	266,490
Mariemont City School District, Build America Bonds, General Obligation Unlimited, Callable 12/01/20 @ 100, 5.90%, 12/01/30	115,000	131,331
Olentangy Local School District, Refunding Bonds, General Obligation Unlimited, Series A, Callable 06/01/25 @ 100, 3.50%, 12/01/29	500,000	514,270
Springfield Local School District/Summit County, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 09/01/19 @ 100, (School District Credit Program), 5.65%, 09/01/31	200,000	208,942
State of Ohio, Public Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 6.52%, 10/01/28	250,000	289,260

		8,605,346
Oklahoma 0.23%
Bryan County Independent School District No. 72 Durant, School Improvements, Build America Bonds, Certificate of Participation, Callable 12/01/19 @ 102, (OID), 6.80%, 12/01/33	500,000	552,025

Oregon 0.12%
State of Oregon Department of Administrative Services, Hospital Improvements, Build America Bonds, Certificate of Participation, Series B, Callable 05/01/20 @ 100, 6.18%, 05/01/35	250,000	280,780

Pennsylvania 1.76%
Pennsylvania Turnpike Commission, Build America Revenue Bonds, 6.38%, 12/01/37	520,000	659,370
Pennsylvania Turnpike Commission, Build America Revenue Bonds, 5.85%, 12/01/37	335,000	414,757
Philadelphia Authority for Industrial Development, Pension Funding, Revenue Bonds, Series A, (AGM) (OID), 6.35%, 04/15/28	630,000	743,847
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, 5.09%, 03/15/28	500,000	524,165
Pittsburgh Water & Sewer Authority, Refunding Revenue Bonds, Series A, (AGM), 6.61%, 09/01/24	300,000	360,132

See accompanying notes which are an integral part of these schedule of investments.

Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facilities Improvements, Revenue Bonds, 7.04%, 11/01/39	1,000,000	1,248,900
Township of Bristol, PA, Pension Funding, General Obligation Unlimited, Callable 09/15/18 @ 100, (AGM), 7.15%, 09/15/38	150,000	167,900

		4,119,071
Rhode Island 0.04%
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 10/01/22 @ 100, 4.46%, 10/01/31	100,000	103,956

South Carolina 0.12%
Moncks Corner Regional Recreation Corp., Recreational Facility Improvements, Build America Revenue Bonds, Callable 12/01/20 @ 100, 6.55%, 12/01/39	250,000	287,382

South Dakota 0.19%
South Dakota State Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 06/01/21 @ 100, 6.15%, 06/01/31	400,000	446,512

Tennessee 2.35%
Coffee County Public Building Authority, Public Improvements, Build America Revenue Bonds, Callable 06/01/19 @ 100, (GTD), 7.20%, 06/01/44	1,500,000	1,628,790
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Build America Revenue Bonds, 7.43%, 07/01/43	2,000,000	2,805,180
Metropolitan Government of Nashville & Davidson County, TN, Refunding Bonds, General Obligation Unlimited, Series B, 3.29%, 07/01/27	500,000	545,770
Metropolitan Government of Nashville & Davidson County, TN, Refunding Bonds, General Obligation Unlimited, Series B, 3.39%, 07/01/28	500,000	527,750

		5,507,490
Texas 5.84%
Austin Community College District, University & College Improvements, Revenue Bonds, Series A, Callable 02/01/19 @ 100, 5.00%, 02/01/26	985,000	1,065,662
City of Lancaster, TX, Public Improvements, Build America Bonds, General Obligation Limited, Callable 02/15/20 @ 100, 6.53%, 02/15/40	750,000	844,830
City of Laredo, TX Sports Venue Sales Tax Revenue, Recreational Facility Improvements, Revenue Bonds, Callable 03/15/18 @ 100, (AGM) (OID), 5.45%, 03/15/31	500,000	530,855
City of San Antonio, TX, Public Improvements, Build America Bonds, General Obligation Limited, Callable 08/01/20 @ 100, 6.04%, 08/01/40	250,000	289,540
County of Bexar, TX, Public Improvements, Build America Bonds, General Obligation Limited, Callable 06/15/19 @ 100, 6.63%, 06/15/39	500,000	567,565
Dallas Convention Center Hotel Development Corp., Public Improvements, Build America Revenue Bonds, 7.09%, 01/01/42	1,500,000	2,129,250
Dallas County Hospital District, General Obligation Limited, Series C, 5.62%, 08/15/44	520,000	688,917
Ector County Hospital District, Hospital Improvements, Build America Revenue Bonds, Callable 09/15/20 @ 100, 7.18%, 09/15/35	250,000	273,593
El Paso Downtown Development Corp., Recreational Facility Improvements, Revenue Bonds, 7.25%, 08/15/43	1,000,000	1,226,090
Frisco Economic Development Corp., Public Improvements, Revenue Bonds, Callable 02/15/24 @ 100, 4.20%, 02/15/34	1,000,000	1,029,520
Midland County Hospital District, Health, Hospital, & Nursing Home Improvements, Build America Bonds, General Obligation Limited, 6.44%, 05/15/39	260,000	337,886

See accompanying notes which are an integral part of these schedule of investments.

North Texas Tollway Authority, Highway Improvements, Build America Revenue Bonds, Callable 02/01/20 @ 100, 8.91%, 02/01/30	2,000,000	2,393,760
Orchard Cultural Education Facilities Finance Corp., Recreational Facility Improvements, Revenue Bonds, Callable 11/15/20 @ 100, 6.48%, 11/15/34	860,000	977,175
San Antonio Industrial Development Corp., Refunding Revenue Bonds, Callable 08/15/23 @ 100, 4.75%, 08/15/33	750,000	795,982
Texas A&M University, Revenue Bonds, Series B, Callable 05/15/26 @ 100, 4.11%, 05/15/45	500,000	526,785

		13,677,410
Utah 0.23%
Central Weber Sewer Improvement District, Sewer Improvements, Build America Revenue Bonds, Callable 03/01/19 @ 100, (OID), 6.38%, 03/01/34	500,000	547,425

Virgin Islands 0.88%
Virgin Islands Water & Power Authority - Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.85%, 07/01/35	1,000,000	1,121,330
Virgin Islands Water & Power Authority - Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.65%, 07/01/28	840,000	944,353

		2,065,683
Virginia 2.24%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, Series A-1, Callable 10/28/16 @ 100, (OID), 6.71%, 06/01/46	6,085,000	5,244,601

Washington 1.00%
City of Seattle, WA, Municipal Light & Power Revenue, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.57%, 02/01/40	250,000	311,472
Douglas County Public Utility District No. 1, Electric Lights & Power Improvements, Revenue Bonds, Series A, 5.35%, 09/01/30	250,000	296,747
Klickitat County Public Utility District No. 1, Electric Lights & Power Improvements, Refunding Revenue Bonds, Callable 12/01/21 @ 100, 5.25%, 12/01/29	705,000	780,632
Public Utility District No. 1 of Cowlitz County, WA, Electric Lights & Power Improvements, Build America Revenue Bonds, 6.88%, 09/01/32	500,000	655,760
Snohomish County Public Utility District No. 1, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.68%, 12/01/40	250,000	306,265

		2,350,876
West Virginia 0.89%
Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, Callable 06/01/25 @ 100, 7.47%, 06/01/47	2,170,000	2,088,343

Wisconsin 0.45%
Glendale Community Development Authority, Economic Improvements Tax Allocation Bonds, Callable 10/01/17 @ 100, 6.97%, 10/01/29	1,000,000	1,045,380

Total Municipal Bonds (Cost $152,263,555)		171,024,350

See accompanying notes which are an integral part of these schedule of investments.

Common Stocks 6.95%
Energy 4.65%
Buckeye Partners LP	10,590	758,244
Cone Midstream Partners LP	8,500	153,850
Enbridge Energy Partners LP	34,519	877,818
Energy Transfer Partners LP	33,631	1,244,347
EnLink Midstream Partners LP	33,865	599,749
Enterprise Products Partners LP	42,400	1,171,512
Global Partners LP	7,215	116,450
Magellan Midstream Partners LP	11,700	827,658
MPLX LP	32,000	1,083,520
Plains All American Pipeline LP	3,200	100,512
Spectra Energy Partners LP	26,500	1,157,785
Targa Resources Corp.	12,739	625,612
TC PipeLines LP	10,695	609,936
Tesoro Logistics LP	6,405	310,258
USA Compression Partners LP	12,796	240,309
Western Gas Partners LP	18,750	1,032,187

		10,909,747
Financials 0.08%
Blackstone Group LP/The	7,100	181,263

Real Estate Investment Trusts 1.69%
Apple Hospitality REIT, Inc.	32,539	602,297
Blackstone Mortgage Trust, Inc.	11,565	340,589
City Office REIT, Inc.	20,000	254,600
DiamondRock Hospitality Co.	25,953	236,172
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	77,792	1,817,999
Pebblebrook Hotel Trust	8,806	234,240
Spirit Realty Capital, Inc.	35,000	466,550

		3,952,447
Telecommunication Services 0.53%
AT&T, Inc.	18,000	730,980
Verizon Communications, Inc.	10,000	519,800

		1,250,780
Total Common Stocks (Cost $15,427,681)		16,294,237
Corporate Bonds 7.72%
Bank of New York Mellon Corp./The, 4.63%, 12/29/49 (a)	500,000	493,750
Choice Hotels International, Inc., 5.70%, 08/28/20	200,000	218,500
DDR Corp., 7.50%, 07/15/18	500,000	547,935
Digital Realty Trust LP, 5.88%, 02/01/20	1,000,000	1,111,645
Dow Chemical Co./The, 3.05%, 02/15/22	1,000,000	1,000,921
Duke Realty LP, 4.38%, 06/15/22	250,000	273,792
Entergy Texas, Inc., 5.15%, 06/01/45	100,000	107,503
Exelon Generation Co. LLC, 5.60%, 06/15/42 (b)	400,000	422,860

See accompanying notes which are an integral part of these schedule of investments.

Fifth Third Bancorp, 8.25%, 03/01/38	250,000	372,698
General Electric Co., 5.00%, 12/29/49 (a)	1,765,000	1,879,195
Goldman Sachs Group, Inc./The, 6.45%, 05/01/36	500,000	619,732
Goldman Sachs Group, Inc./The, 6.75%, 10/01/37	1,350,000	1,724,274
Hospitality Properties Trust, 4.50%, 03/15/25	500,000	510,909
Kilroy Realty LP, 4.80%, 07/15/18	100,000	104,587
Kinder Morgan Energy Partners LP, 6.50%, 02/01/37	250,000	270,375
MetLife Capital Trust X, 9.25%, 04/08/38 (b)	1,500,000	2,161,800
MetLife, Inc., 10.75%, 08/01/39	1,000,000	1,605,100
National Retail Properties, Inc., 5.50%, 07/15/21	350,000	399,009
Noble Holding International Ltd., 6.05%, 03/01/41	1,000,000	592,500
PECO Energy Capital Trust IV, 5.75%, 06/15/33	1,000,000	1,007,530
Qwest Corp., 7.13%, 11/15/43	1,000,000	1,011,250
Simon Property Group LP, 10.35%, 04/01/19	150,000	179,122
SL Green Realty Corp., 7.75%, 03/15/20	1,000,000	1,165,016
Valero Energy Corp., 8.75%, 06/15/30	224,000	301,285
Total Corporate Bonds (Cost $16,875,227)		18,081,288
Preferred Stocks 9.85%
Financials 2.63%
Aegon NV, 8.00%	12,900	344,430
Aflac, Inc., 5.50%	8,850	234,348
American Financial Group, Inc., 6.00%	8,700	236,466
Arch Capital Group Ltd., 5.25%	20,000	499,600
Aviva PLC, 8.25%	12,990	331,505
Bank of New York Mellon Corp./The, 5.20%	8,700	224,808
First Republic Bank, 5.70%	9,000	244,080
Hancock Holding Co., 5.95%	3,700	97,199
JPMorgan Chase & Co., 6.30%	8,750	243,338
JPMorgan Chase & Co., 5.45%	4,480	119,571
KKR & Co. LP, 6.50%	10,000	266,700
KKR Financial Holdings LLC, 7.38%	9,600	256,512
KKR Financial Holdings LLC, 8.38%	30,000	765,600
KKR Financial Holdings LLC, 7.50%	10,000	257,400
PNC Financial Services Group, Inc./The, 5.38%	4,250	108,418
Protective Life Corp., 6.25%	11,300	291,653
State Street Corp., 5.35% (a)	1,000	26,810
State Street Corp., 5.25%	8,050	205,114
Torchmark Corp., 6.13%	10,000	272,200
U.S. Bancorp, 6.50%	7,300	219,876
Wells Fargo & Co., 5.70%	20,000	518,400
Wells Fargo & Co., 5.20%	15,850	400,212

		6,164,240
Industrials 0.29%
Pitney Bowes, Inc., 6.70%	5,700	151,848
Stanley Black & Decker, Inc., 5.75%	20,687	533,311

		685,159

See accompanying notes which are an integral part of these schedule of investments.

Real Estate Investment Trusts 5.10%
DDR Corp., 6.50%	9,184	234,835
Digital Realty Trust, Inc., 6.35%	25,450	679,006
Digital Realty Trust, Inc., 6.63%	11,552	298,388
Equity Commonwealth, 5.75%	10,000	257,500
Kilroy Realty Corp., 6.88%	20,264	520,785
Kimco Realty Corp., 6.00%	32,490	840,516
Kimco Realty Corp., 5.50%	39,809	1,025,480
Kimco Realty Corp., 5.63%	24,367	631,105
National Retail Properties, Inc., 6.63%	14,440	370,819
PS Business Parks, Inc., 6.45%	13,537	344,517
PS Business Parks, Inc., 6.00%	40,522	1,034,932
PS Business Parks, Inc., 5.70%	6,498	166,934
Public Storage, 5.13%	10,000	261,200
Public Storage, 5.88%	7,076	191,335
Public Storage, 5.90%	12,487	317,544
Public Storage, 4.95%	20,000	516,200
Regency Centers Corp., 6.00%	28,225	728,205
Regency Centers Corp., 6.63%	36,221	926,895
Senior Housing Properties Trust, 5.63%	26,660	677,431
Taubman Centers, Inc., 6.25%	13,046	340,762
Taubman Centers, Inc., 6.50%	9,416	246,040
Ventas Capital Corp., 5.45%	10,000	266,600
Vornado Realty Trust, 5.40%	12,298	313,353
Welltower, Inc., 6.50%	28,880	750,880

		11,941,262
Utilities 1.83%
Dominion Resources, Inc., 5.25%	20,000	509,200
DTE Energy Co., 5.38%	10,000	257,800
Duke Energy Corp., 5.13%	9,030	237,128
Entergy Arkansas, Inc., 4.88%	20,000	498,800
Entergy Louisiana LLC, 4.88%	10,000	249,400
Entergy Mississippi, Inc., 4.90%	30,000	750,000
NextEra Energy Capital Holdings, Inc., 5.00%	6,700	171,118
NextEra Energy Capital Holdings, Inc., 5.63%	8,775	224,114
NextEra Energy Capital Holdings, Inc., 5.25%	15,000	385,350
SCE Trust I, 5.63%	19,125	489,409
Southern Co., 5.25%	20,000	505,800

		4,278,119
Total Preferred Stocks (Cost $22,375,997)		23,068,780

See accompanying notes which are an integral part of these schedule of investments.

Money Market 1.06%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 0.29% (c)	2,484,966	2,484,966
Total Money Market (Cost $2,484,966)		2,484,966
Total Investments – 98.71% (Cost $209,644,779)		231,261,585
Other Assets in Excess of Liabilities – 1.29%		3,010,622

NET ASSETS – 100.00%		$234,272,207

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2016.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2016.

AGM — Assured Guaranty Municipal Corp.

AGM-CR — Assured Guaranty Municipal Corp. Custody Receipts

AMBAC — American Municipal Bond Assurance Corp.

GTD — Guaranteed

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

SEEK — Support Education Excellence in Kentucky

See accompanying notes which are an integral part of these schedule of investments.

Spirit of America Income and Opportunity Fund

SCHEDULE OF INVESTMENTS | September 30, 2016 (Unaudited)

	Principal Amount	Market Value
Municipal Bonds 37.80%
Alabama 2.00%
Health Care Authority for Baptist Health/The, Health, Hospital, Nursing Home Improvements, Refunding Revenue Bonds, Series A, 5.50%, 11/15/43	$1,000,000	$1,207,400

Arizona 1.98%
City of Glendale, AZ, Senior Excise Tax Revenue, Refunding Revenue Bonds, 3.93%, 07/01/31	500,000	515,285
City of Tucson, AZ, Certificate of Participation, (AGM), 4.83%, 07/01/34	620,000	681,454

		1,196,739
California 3.09%
City of Newport Beach, CA, Public Improvements, Certificate of Participation, 7.17%, 07/01/40	800,000	1,085,672
San Bernardino Community College District, Public Improvements, General Obligation Unlimited, 7.63%, 08/01/44	505,000	774,640

		1,860,312
Florida 2.47%
Miami-Dade County Educational Facilities Authority, Revenue Bonds, Series B, 5.07%, 04/01/50	390,000	457,201
Pasco County School Board, School Improvements, Certificate of Participation, Callable 12/01/24 @ 100, (AGM), 5.00%, 12/01/37	1,000,000	1,030,600

		1,487,801
Georgia 2.08%
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Refunding Revenue Bonds, 7.06%, 04/01/57	1,000,000	1,253,860

Kansas 1.84%
Kansas Development Finance Authority, Revenue Bonds, Series H, 4.73%, 04/15/37	1,000,000	1,108,660

Louisiana 0.87%
City of New Orleans, LA, Public & Recreational Facilities Improvements, General Obligation Unlimited, Series A, Callable 12/01/24 @ 100, (AGM) (OID), 4.00%, 12/01/31	500,000	525,405

Michigan 1.82%
County of Macomb, MI, Retirement Facilities, General Obligation Limited, Callable 11/01/25 @ 100, 4.42%, 11/01/35	1,000,000	1,099,220

Minnesota 0.46%
St. Paul, MN, Housing & Redevelopment Authority, Revenue Bonds, 4.19%, 07/01/27	250,000	274,828

See accompanying notes which are an integral part of these schedule of investments.

Nebraska 2.80%
Public Power Generation Agency, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.24%, 01/01/41	1,315,000	1,689,394

Nevada 0.23%
County of Washoe, NV, Public & Highway Improvements, Build America Revenue Bonds, 7.97%, 02/01/40	100,000	136,183

New Jersey 1.24%
New Jersey Housing & Mortgage Finance Agency, State Multi-Family Housing, Refunding Revenue Bonds, Series E, Callable 11/01/24 @ 100, 4.47%, 11/01/37	750,000	750,502

New York 2.83%
Metropolitan Transportation Authority, Revenue Bonds, 6.65%, 11/15/39	225,000	324,290
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Miscellaneous Purposes Revenue Bonds, (State Aid Withholding), 5.00%, 07/15/30	300,000	340,854
New York State Dormitory Authority, Revenue Bonds, Series B, Callable 07/01/26 @ 100, 3.88%, 07/01/46	750,000	766,687
Port Authority of New York & New Jersey, Revenue Bonds, Callable 06/01/25 @ 100, 4.82%, 06/01/45	250,000	276,778

		1,708,609
Ohio 5.54%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 8.08%, 02/15/50	1,000,000	1,668,500
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.83%, 02/15/41	1,000,000	1,540,960
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 5.94%, 02/15/47	100,000	128,263

		3,337,723
Oregon 1.72%
Washington & Multnomah Counties School District No. 48J Beaverton, Pension Funding, General Obligation Limited, Callable 06/30/25 @ 100, 4.06%, 06/30/34	1,000,000	1,036,400

Pennsylvania 1.80%
City of Reading, PA, General Obligation Unlimited, Callable 11/01/24 @ 100, (AGM) (OID), 5.30%, 11/01/33	1,000,000	1,084,870

Tennessee 1.34%
Metropolitan Government of Nashville & Davidson County, General Obligation Unlimited, Series B, 3.49%, 07/01/29	100,000	105,595
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, 7.43%, 07/01/43	500,000	701,295

		806,890

See accompanying notes which are an integral part of these schedule of investments.

Texas 1.53%
El Paso Downtown Development Corp., Recreational Facility Improvements, Revenue Bonds, 7.25%, 08/15/43	750,000	919,567
Wisconsin 2.16%
Public Finance Authority, Parking Facility Improvements, Revenue Bonds, Callable 11/01/24 @ 100, (OID), 5.00%, 11/01/44	1,250,000	1,300,987

Total Municipal Bonds (Cost $20,834,006)		22,785,350
Preferred Stocks 20.52%
Financials 8.52%
Aegon NV, 8.00%	2,000	53,400
Aegon NV, 6.38%	10,000	254,400
Arch Capital Group Ltd., 5.25%	10,000	249,800
Aviva PLC, 8.25%	2,000	51,040
BGC Partners, Inc., 8.13%	11,550	299,838
Capital One Financial Corp., 6.70%	10,000	281,300
Citigroup, Inc., 6.88%	12,000	345,720
Citigroup, Inc., 6.30%	10,000	267,800
First Republic Bank, 5.70%	10,000	271,200
Hancock Holding Co., 5.95%	10,200	267,954
JPMorgan Chase & Co., 6.10%	10,000	271,100
JPMorgan Chase & Co., 6.70%	10,000	282,900
JPMorgan Chase & Co., 6.30%	15,750	438,007
KKR Financial Holdings LLC, 7.38%	9,600	256,512
Northern Trust Corp., 5.85%	6,000	163,140
Torchmark Corp., 6.13%	10,000	272,200
Wells Fargo & Co., 5.70%	20,000	518,400
Zions Bancorp, 6.95%	20,000	593,600

		5,138,311
Industrials 0.53%
Pitney Bowes, Inc., 6.70%	12,000	319,680

Information Technology 0.45%
eBay, Inc., 6.00%	10,000	271,400

Real Estate Investment Trusts 6.42%
Alexandria Real Estate Equities, Inc., 6.45%	10,800	276,156
CBL & Associates Properties, Inc., 6.63%	2,640	66,686
CBL & Associates Properties, Inc., 7.38%	4,800	120,048
DDR Corp., 6.50%	11,500	294,055
Digital Realty Trust, Inc., 7.38%	13,848	380,682
Digital Realty Trust, Inc., 6.35%	14,050	374,854
Equity Commonwealth, 5.75%	10,000	257,500
Equity Commonwealth, 6.50%	6,000	162,540
Gramercy Property Trust, 7.13%	3,000	81,420
Kilroy Realty Corp., 6.88%	2,495	64,122

See accompanying notes which are an integral part of these schedule of investments.

LaSalle Hotel Properties, 7.50%	10,339	261,990
Public Storage, 5.40%	10,000	264,100
Realty Income Corp., 6.63%	6,500	169,325
SL Green Realty Corp., 6.50%	8,100	213,759
Taubman Centers, Inc., 6.25%	3,211	83,871
Taubman Centers, Inc., 6.50%	16,436	429,473
Urstadt Biddle Properties, Inc., 6.75%	4,000	105,400
Urstadt Biddle Properties, Inc., 7.13%	10,000	261,500

		3,867,481
Telecommunication Services 0.92%
Qwest Corp., 6.88%	12,000	324,600
United States Cellular Corp., 7.25%	8,500	226,610

		551,210
Utilities 3.68%
Dominion Resources, Inc., 5.25%	10,000	254,600
Duke Energy Corp., 5.13%	10,000	262,600
Entergy Arkansas, Inc., 4.88%	10,000	249,400
Entergy Mississippi, Inc., 6.00%	2,150	54,374
Entergy Mississippi, Inc., 4.90%	10,000	250,000
NextEra Energy Capital Holdings, Inc., 5.63%	10,000	255,400
NextEra Energy Capital Holdings, Inc., 5.25%	10,000	256,900
SCE Trust I, 5.63%	10,000	255,900
SCE Trust II, 5.10%	5,000	127,250
Southern Co., 5.25%	10,000	252,900

		2,219,324
Total Preferred Stocks (Cost $11,702,701)		12,367,406
Common Stocks 35.81%
Consumer Staples 2.09%
Altria Group, Inc.	6,590	416,686
Philip Morris International, Inc.	6,830	664,013
Reynolds American, Inc.	3,852	181,622

		1,262,321
Energy 10.61%
Buckeye Partners LP	5,705	408,478
Cheniere Energy Partners LP	11,400	333,564
Cone Midstream Partners LP	21,900	396,390
Enbridge Energy Partners LP	9,011	229,150
Energy Transfer Partners LP	10,303	381,211
EnLink Midstream Partners LP	18,140	321,259
Enterprise Products Partners LP	24,180	668,093
Magellan Midstream Partners LP	3,825	270,581
MPLX LP	21,950	743,227
Spectra Energy Partners LP	5,305	231,775
Summit Midstream Partners LP	10,200	233,988

See accompanying notes which are an integral part of these schedule of investments.

Sunoco Logistics Partners LP	14,850	421,888
Sunoco LP	3,100	89,931
Targa Resources Corp.	7,750	380,602
TC PipeLines LP	6,320	360,430
Tesoro Logistics LP	12,532	607,050
USA Compression Partners LP	16,966	318,621

		6,396,238
Financials 1.28%
BGC Partners, Inc.	32,644	285,635
Blackstone Group LP/The	19,105	487,751

		773,386
Real Estate Investment Trusts 16.83%
Apple Hospitality REIT, Inc.	78,150	1,446,556
Ashford Hospitality Trust, Inc.	33,500	197,315
Blackstone Mortgage Trust, Inc.	24,862	732,186
Chesapeake Lodging Trust	11,900	272,510
City Office REIT, Inc.	56,470	718,863
Digital Realty Trust, Inc.	4,760	462,291
Gramercy Property Trust	60,814	586,247
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	77,829	1,818,864
Hersha Hospitality Trust	23,100	416,262
Independence Realty Trust, Inc.	76,579	689,211
Lexington Realty Trust	65,336	672,961
Pebblebrook Hotel Trust	10,913	290,286
Starwood Property Trust, Inc.	42,190	950,119
Welltower, Inc.	3,000	224,310
WP Carey, Inc.	10,320	665,950

		10,143,931
Telecommunication Services 2.82%
AT&T, Inc.	36,739	1,491,971
Verizon Communications, Inc.	3,950	205,321

		1,697,292
Utilities 2.18%
American Electric Power Co., Inc.	6,170	396,176
Consolidated Edison, Inc.	8,690	654,357
Duke Energy Corp.	3,335	266,933

		1,317,466
Total Common Stocks (Cost $19,773,432)		21,590,634
Corporate Bonds 5.24%
American University, 4.32%, 04/01/45	250,000	275,222
Entergy Texas, Inc., 5.15%, 06/01/45	100,000	107,503
Ford Motor Co., 9.98%, 02/15/47	500,000	830,593
McLaren Health Care Corp., 4.53%, 05/15/38	290,000	330,605

See accompanying notes which are an integral part of these schedule of investments.

QUALCOMM, Inc., 4.80%, 05/20/45	1,000,000	1,094,319
Wells Fargo & Co., 7.98%, 03/29/49 (a)	500,000	523,175
Total Corporate Bonds (Cost $2,868,283)		3,161,417
Total Investments – 99.37% (Cost $55,178,422)		59,904,807
Other Assets in Excess of Liabilities – 0.63%		378,050

NET ASSETS – 100.00%		$60,282,857

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2016.

AGM — Assured Guaranty Municipal Corp.

OID — Original Issue Discount

See accompanying notes which are an integral part of these schedule of investments.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2016

(UNAUDITED)

The Spirit of America Real Estate Income and Growth Fund (“Real Estate Fund”), Spirit of America Large Cap Value Fund (“Value Fund”), Spirit of America Municipal Tax Free Bond Fund (Municipal Tax Free Bond Fund”), Spirit of America Income Fund (“Income Fund”) and Spirit of America Income and Opportunity Fund (“Opportunity Fund”) (each a “Fund” and collectively, the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation: The offering price and net asset value per share for each class of the Funds are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Trustees.

B.	Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

•	Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2016

(UNAUDITED)

The summary of inputs used to determine the fair valuation of the Funds’ investments as of September 30, 2016, is as follows:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Real Estate Fund
Assets
Common Stocks*	$108,142,213	$—	$—	$108,142,213
Preferred Stocks*	2,763,915	—	—	2,763,915
Municipal Bonds	—	571,151	—	571,151
Money Market	383,646	—	—	383,646

Total	$111,289,774	$571,151	$—	$111,860,925

Liabilities
Written Call Options	$(1,325)	$—	$—	$(1,325)

Total	$(1,325)	$—	$—	$(1,325)

Value Fund
Assets
Common Stocks*	$67,569,306	$—	$—	$67,569,306
Preferred Stocks*	4,101,724	—	—	4,101,724
Money Market	1,306,858	—	—	1,306,858

Total	$72,977,888	$—	$—	$72,977,888

Liabilities
Written Call Options	$(4,505)	$—	$—	$(4,505)

Total	$(4,505)	$—	$—	$(4,505)

Municipal Tax Free Bond Fund
Assets
Municipal Bonds	$—	$114,098,586	$—	$114,098,586
Money Market	1,117,764	—	—	1,117,764

Total	$1,117,764	$114,098,586	$—	$115,216,350

Income Fund
Assets
Collateralized Mortgage
Obligations	$—	$307,964	$—	$307,964
Municipal Bonds	—	171,024,350	—	171,024,350
Common Stocks*	16,294,237	—	—	16,294,237
Corporate Bonds	—	18,081,288	—	18,081,288
Preferred Stocks*	23,068,780	—	—	23,068,780
Money Market	2,484,966	—	—	2,484,966

Total	$41,847,983	$189,413,602	$—	$231,261,585

Opportunity Fund
Assets
Municipal Bonds	$—	$22,785,350	$—	$22,785,350
Preferred Stocks*	12,367,406	—	—	12,367,406
Common Stocks*	21,590,634	—	—	21,590,634
Corporate Bonds	—	3,161,417	—	3,161,417

Total	$33,958,040	$25,946,767	$—	$59,904,807

*	Refer to Schedule of Investments for industry classifications.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2016

(UNAUDITED)

The Funds did not have any transfers between levels as of the period ended September 30, 2016. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period.

C.	Restricted Securities: Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Board. At September 30, 2016, the Income Fund held illiquid restricted securities representing 1% of net assets, as listed below:

Issuer Description	Acquisition Date	Principal Amount	Cost	Market Value
Corporate Bonds

Exelon Generation Co. LLC, 5.60%, 06/15/42	7/12/2012	$400,000	$421,516	$422,860
MetLife Capital Trust X, 9.25%, 04/08/38	6/4/2013	1,500,000	2,122,558	2,161,800

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Spirit of America Investment Fund, Inc

By	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date 11/28/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date 11/28/16

By	/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer
(principal financial officer)

Date 11/28/16